UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07064

Exact name of registrant as specified in charter:	The Target Portfolio Trust

Address of principal executive offices:	655 Broad Street, 17th Floor, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs 655 Broad Street, 17th Floor, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2017

Date of reporting period:	10/31/2016

Item 1. Schedule of Investments

Target International Equity Portfolio

Schedule of Investments

as of October 31, 2016 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.0%
COMMON STOCKS — 97.0%
Australia — 4.5%
Arrium Ltd.*^	783,800	$13,030
Asaleo Care Ltd.	385,000	426,571
Ausdrill Ltd.*	101,200	101,636
Australia & New Zealand Banking Group Ltd.	38,100	804,497
Bank of Queensland Ltd.	100,769	799,612
Bendigo & Adelaide Bank Ltd.	77,000	650,255
BHP Billiton PLC	199,442	2,999,036
Bradken Ltd.*	137,800	336,870
Caltex Australia Ltd.	94,856	2,207,984
Challenger Ltd.	81,900	668,591
CSR Ltd.	161,900	449,549
Downer EDI Ltd.	174,800	772,597
LendLease Group	108,100	1,107,365
Metcash Ltd.*	470,100	709,458
Mineral Resources Ltd.	45,600	401,161
National Australia Bank Ltd.	35,768	759,262
Orica Ltd.	59,000	728,908
Primary Health Care Ltd.	157,800	459,952
Qantas Airways Ltd.	296,649	689,360
Seven Group Holdings Ltd.	75,300	519,009
Seven West Media Ltd.	535,500	275,942

		15,880,645

Austria — 0.5%
OMV AG	32,700	1,020,559
Voestalpine AG	24,500	867,943

		1,888,502

Belgium — 1.8%
AGFA-Gevaert NV*	62,300	258,926
Anheuser-Busch InBev SA/NV	36,339	4,170,638
Fagron*(a)	23,500	231,059
KBC Group NV*	24,558	1,497,088

		6,157,711

Brazil — 0.5%
BB Seguridade Participacoes SA	177,900	1,783,459

Canada — 2.2%
Canadian National Railway Co.	26,040	1,636,989
MacDonald, Dettwiler & Associates Ltd.	19,430	1,112,086
National Bank of Canada	63,300	2,259,602
Suncor Energy, Inc.	86,630	2,599,610

		7,608,287

China — 0.2%
CITIC Telecom International Holdings Ltd.	1,598,600	547,375
Shougang Fushan Resources Group Ltd.	438,000	94,697
Universal Health International Group Holding Ltd.	1,466,900	66,027

		708,099

Denmark — 1.1%
Carlsberg A/S (Class B Stock)	17,855	1,608,634
Danske Bank A/S	46,600	1,437,564
Dfds A/S	14,300	690,951

		3,737,149

Finland — 1.7%
Sampo Oyj (Class A Stock)	67,241	3,080,595
Tieto Oyj	16,800	460,868
UPM-Kymmene Oyj	95,900	2,230,790

		5,772,253

France — 10.2%
Air Liquide SA	21,586	2,193,420
Arkema SA	7,500	711,171
Atos SE	14,800	1,535,856
AXA SA	44,900	1,013,053
BNP Paribas SA	19,400	1,124,881
CapGemini SA	31,859	2,638,475
Carrefour SA	51,100	1,339,283
Cie Generale des Etablissements Michelin	26,383	2,857,505
CNP Assurances	44,800	775,860
Credit Agricole SA	75,300	812,415
Electricite de France SA	61,400	688,310
Engie SA	71,900	1,036,927
Orange SA	47,200	742,632
Renault SA	12,000	1,043,547
Sanofi	47,100	3,665,283
SCOR SE	26,000	841,978
Societe Generale SA	25,100	979,093
Sopra Steria Group	7,700	783,352
Thales SA	9,200	865,586
TOTAL SA	79,154	3,791,882
Valeo SA	59,311	3,422,549
Vinci SA	37,982	2,750,651

		35,613,709

Germany — 6.7%
Allianz SE	11,100	1,732,766
Aurubis AG	10,100	526,581
BASF SE	15,800	1,394,799
Bayer AG	22,200	2,204,241
Bayerische Motoren Werke AG	18,800	1,640,223
Daimler AG	35,000	2,496,981
Deutsche Bank AG*	40,700	588,591
Deutsche Lufthansa AG	50,300	643,798
E.ON SE	33,000	241,853
Evonik Industries Ag	28,900	905,051
GEA Group AG	10,323	399,831
Hannover Rueck SE	6,900	769,777
METRO AG	37,900	1,135,270
Muenchener Rueckversicherungs-Gesellschaft AG	8,700	1,689,195
Rheinmetall AG	15,300	1,062,098
SAP SE	34,224	3,015,129
Siemens AG	11,100	1,261,159
STADA Arzneimittel AG	13,200	661,964
Uniper Se*	3,300	43,924
Volkswagen AG	7,300	1,091,242

		23,504,473

Hong Kong — 2.3%
Cheung Kong Property Holdings Ltd.	58,900	435,428
China Resources Cement Holdings Ltd.	946,000	381,994
Huabao International Holdings Ltd.*	888,700	332,615
Kingboard Chemical Holdings Ltd.	177,580	524,936
Lee & Man Paper Manufacturing Ltd.	1,351,600	1,015,556
PCCW Ltd.	938,000	558,342

Skyworth Digital Holdings Ltd.	1,483,300	957,428
Tongda Group Holdings Ltd.	2,621,800	691,829
WH Group Ltd. 144A	1,633,500	1,322,966
Wheelock & Co. Ltd.	113,000	695,414
Yue Yuen Industrial Holdings Ltd.	249,300	949,393

		7,865,901

Ireland — 1.3%
C&C Group PLC	182,000	698,305
James Hardie Industries PLC	97,450	1,450,423
Ryanair Holdings PLC, ADR	18,876	1,417,399
Smurfit Kappa Group PLC	49,900	1,094,926

		4,661,053

Israel — 1.6%
Bank Hapoalim BM	110,800	639,064
Elbit Systems Ltd.	7,600	752,038
Teva Pharmaceutical Industries Ltd., ADR	70,770	3,024,710
Teva Pharmaceutical Industries Ltd.	31,300	1,307,269

		5,723,081

Italy — 1.3%
Astaldi SpA(a)	57,600	232,491
Azimut Holding SpA	64,324	1,032,503
Enel SpA	387,700	1,666,861
Mediaset SpA	261,391	747,511
Mediobanca SpA	96,700	708,358

		4,387,724

Japan — 23.1%
ABC-Mart, Inc.	24,700	1,502,920
Alpine Electronics, Inc.	13,700	182,872
Anritsu Corp.	69,700	369,741
Aoyama Trading Co. Ltd.	13,700	482,635
Aozora Bank Ltd.	176,000	581,515
Asahi Kasei Corp.	75,300	678,832
Astellas Pharma, Inc.	115,200	1,709,783
Calsonic Kansei Corp.	130,500	1,635,505
Concordia Financial Group Ltd.	148,000	686,232
Daiwa House Industry Co. Ltd.	146,200	4,012,690
Don Quijote Holdings Co. Ltd.	86,300	3,280,232
Enplas Corp.	14,300	441,850
Fuji Electric Co. Ltd.	140,000	699,102
Fuji Oil Holdings, Inc.	63,900	1,232,283
Fujikura Ltd.	234,900	1,380,156
Fuyo General Lease Co. Ltd.	18,600	943,270
Heiwa Corp.	43,400	1,019,522
Isuzu Motors Ltd.	271,700	3,360,700
Itochu Techno-Solutions Corp.	33,500	826,154
Japan Airlines Co. Ltd.	29,800	879,452
Japan Tobacco, Inc.	56,000	2,129,127
Kaneka Corp.	80,000	661,895
KDDI Corp.	161,700	4,914,576
Keihin Corp.	43,200	706,190
KYORIN Holdings, Inc.	34,000	759,863
Kyowa Exeo Corp.	47,500	713,232
Lintec Corp.	34,900	760,155
Makita Corp.	30,400	2,101,866
Marubeni Corp.	150,500	790,845
Matsumotokiyoshi Holdings Co. Ltd.	17,100	880,963

Medipal Holdings Corp.	35,600	608,269
Miraca Holdings, Inc.	5,500	265,519
Mitsubishi Gas Chemical Co., Inc.	80,600	1,240,493
Mitsubishi UFJ Financial Group, Inc.	271,300	1,399,857
Mixi, Inc.	19,300	709,047
Mizuho Financial Group, Inc.	681,100	1,146,804
NEC Corp.	248,000	663,157
Nichi-iko Pharmaceutical Co. Ltd.	28,200	505,815
Nippon Telegraph & Telephone Corp.	80,200	3,555,815
Nishi-nippon Financial Holdings, Inc.*	66,740	664,409
Nissan Motor Co. Ltd.	168,200	1,711,012
Nisshinbo Holdings, Inc.	65,300	650,144
NTT DOCOMO, Inc.	40,300	1,012,094
Resona Holdings, Inc.	367,400	1,628,494
Sankyu, Inc.	90,000	529,988
Sawai Pharmaceutical Co. Ltd.	7,200	465,280
Seino Holdings Co. Ltd.	66,300	734,650
Seven & I Holdings Co. Ltd.	59,100	2,466,794
Shimachu Co. Ltd.	27,300	732,538
Shinko Electric Industries Co. Ltd.	74,000	476,899
Ship Healthcare Holdings, Inc.	31,400	918,523
Shizuoka Gas Co. Ltd.	17,100	134,191
SKY Perfect JSAT Holdings, Inc.	166,600	825,594
Sony Corp.	79,700	2,512,004
Sumitomo Corp.	65,700	755,327
Sumitomo Heavy Industries Ltd.	134,000	705,445
Sumitomo Mitsui Financial Group, Inc.	104,400	3,619,725
Sumitomo Osaka Cement Co. Ltd.	202,200	837,455
T-Gaia Corp.	26,700	410,669
Toagosei Co. Ltd.	61,700	686,751
Toho Holdings Co. Ltd.	31,400	658,819
Tokai Rika Co. Ltd.	53,600	1,005,144
Towa Pharmaceutical Co. Ltd.	9,000	335,707
Toyo Tire & Rubber Co. Ltd.	36,200	561,475
Toyoda Gosei Co. Ltd.	34,100	781,390
Toyota Motor Corp.	15,964	926,020
Tsubakimoto Chain Co.	83,800	663,819
Tsumura & Co.	21,400	608,167
Ube Industries Ltd.	346,000	714,002
United Arrows Ltd.	31,400	857,136
Yokohama Rubber Co. Ltd. (The)	50,750	881,152

		80,889,751

Liechtenstein — 0.1%
VP Bank AG	1,895	186,027

Luxembourg — 0.3%
RTL Group SA	12,546	983,247

Netherlands — 4.6%
Aegon NV	106,800	462,013
Ing Groep NV	93,600	1,228,695
Koninklijke Ahold Delhaize NV	132,200	3,015,815
Koninklijke KPN NV	386,035	1,258,770
NN Group NV	25,600	771,143
Royal Dutch Shell PLC (Class A Stock)(AEX)	2,600	64,785
Royal Dutch Shell PLC (Class A Stock)(XLON)	142,023	3,537,387
Royal Dutch Shell PLC (Class B Stock)	82,600	2,130,470
TKH Group NV	26,400	1,016,026
Wolters Kluwer NV	68,924	2,665,322

		16,150,426

New Zealand — 0.5%
Air New Zealand Ltd.	501,100	691,218
Fletcher Building Ltd.	126,700	938,600

		1,629,818

Norway — 1.6%
DNB ASA	97,000	1,402,298
Marine Harvest ASA*	37,000	671,412
Statoil ASA	38,300	625,286
Telenor ASA	125,260	1,992,242
Yara International ASA	22,900	808,926

		5,500,164

Philippines — 0.2%
Alliance Global Group, Inc.	2,023,700	595,721

Portugal — 0.3%
EDP - Energias de Portugal SA	316,500	1,046,120

Singapore — 0.7%
DBS Group Holdings Ltd.	102,000	1,099,428
United Overseas Bank Ltd.	69,400	936,249
Wilmar International Ltd.	242,600	575,961

		2,611,638

South Africa — 0.5%
Mondi PLC	86,900	1,695,907

Spain — 2.1%
Banco Bilbao Vizcaya Argentaria SA	93,500	673,080
Banco Santander SA	128,417	629,250
Distribuidora Internacional de Alimentacion SA	162,500	867,932
Gas Natural SDG SA	66,600	1,310,981
Iberdrola SA	219,300	1,492,443
Red Electrica Corp. SA	69,789	1,453,884
Repsol SA	68,800	960,624

		7,388,194

Sweden — 2.9%
Assa Abloy AB (Class B Stock)	144,804	2,631,589
Boliden AB	52,900	1,226,035
Nordea Bank AB	89,800	943,720
SAS AB*(a)	285,948	484,244
Securitas AB (Class B Stock)	37,800	583,401
Swedbank AB (Class A Stock)	121,442	2,841,649
Telefonaktiebolaget LM Ericsson	149,800	726,659
Telia Co. AB	164,900	658,751

		10,096,048

Switzerland — 6.9%
Aryzta AG*	19,800	870,041
Autoneum Holding AG	2,600	688,008
Baloise Holding AG	10,200	1,254,901
Bucher Industries AG	3,000	666,467
Cembra Money Bank AG*	8,300	634,391
Credit Suisse Group AG*	113,100	1,578,059
Georg Fischer AG	1,300	1,152,575

Helvetia Holding AG	1,700	884,450
Novartis AG	72,882	5,172,259
Roche Holding AG	6,900	1,584,804
Swiss Life Holding AG*	7,100	1,878,893
Swiss Re AG	29,100	2,700,822
UBS Group AG	58,900	832,708
Wolseley PLC	50,526	2,620,768
Zurich Insurance Group AG*	6,400	1,675,243

		24,194,389

Taiwan — 1.0%
Taiwan Semiconductor Manuacturing Co. Ltd., ADR	108,900	3,386,790

Thailand
Kasikornbank PCL	28,400	139,440

Turkey — 0.3%
Turkiye Garanti Bankasi AS	395,890	1,077,272

United Kingdom — 13.6%
3i Group PLC	155,800	1,277,129
Amec Foster Wheeler PLC	27,600	150,584
AstraZeneca PLC	9,600	537,555
Aviva PLC	159,700	865,382
BAE Systems PLC	419,100	2,776,866
Barclays PLC	229,000	530,551
Barratt Developments PLC	125,500	695,955
Beazley PLC	124,500	554,348
Bellway PLC	28,300	818,955
Berkeley Group Holdings PLC	22,100	637,398
Bovis Homes Group PLC	69,200	640,708
BP PLC	479,500	2,834,675
British American Tobacco PLC	68,829	3,944,810
BT Group PLC	103,100	473,235
Carillion PLC(a)	188,500	577,649
Centrica PLC	319,200	836,070
Debenhams PLC	308,200	202,413
Diageo PLC	60,239	1,603,360
Direct Line Insurance Group PLC	217,736	921,152
easyJet PLC	45,200	518,335
GlaxoSmithKline PLC	117,300	2,317,191
Go-Ahead Group PLC	24,800	629,009
Howden Joinery Group PLC	204,786	937,749
HSBC Holdings PLC	186,000	1,400,797
Imperial Brands PLC	11,300	546,604
Informa PLC	178,003	1,464,454
Intermediate Capital Group PLC	88,748	657,372
International Consolidated Airlines Group SA	63,900	338,853
J. Sainsbury PLC	569,000	1,744,585
Kingfisher PLC	196,700	868,910
Lloyds Banking Group PLC	992,500	693,088
Man Group PLC	366,600	558,897
Marston’s PLC	87,720	143,479
Meggitt PLC	121,200	644,781
Old Mutual PLC	318,612	783,769
Paragon Group Cos. PLC (The)	75,400	305,820
Provident Financial PLC	37,242	1,342,593
Prudential PLC	224,614	3,665,461
Redrow PLC	149,800	695,805
RELX PLC	144,916	2,586,782
Royal Mail PLC	92,000	551,956

RPS Group PLC	189,636	390,392
Tullett Prebon PLC	93,000	403,937
Unilever PLC	44,645	1,863,901
Vesuvius PLC	48,900	218,265
WM Morrison Supermarkets PLC	188,300	521,266

		47,672,846

United States — 2.4%
Aon PLC	25,270	2,800,674
Boart Longyear Ltd.*	56,600	6,021
Shire PLC	68,433	3,894,949
Signet Jewelers Ltd.	20,293	1,649,009

		8,350,653

TOTAL COMMON STOCKS (cost $325,470,573)		338,886,497

	Units
RIGHTS*
Spain
Banco Santander SA, expiring 01/25/17 (cost $6,342)	128,417	7,189

TOTAL LONG-TERM INVESTMENTS (cost $325,476,915)		338,893,686

	Shares
SHORT-TERM INVESTMENTS — 2.4%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(b)	6,763,810	6,763,810
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $1,772,496; includes $1,771,348 of cash collateral for securities on loan)(b)(c)	1,772,496	1,772,851

TOTAL SHORT-TERM INVESTMENTS (cost $8,536,306)		8,536,661

TOTAL INVESTMENTS — 99.4% (cost $334,013,221)(d)		347,430,347
Other assets in excess of liabilities — 0.6%		2,127,715

NET ASSETS — 100.0%		$349,558,062

See Glossary for abbreviations used in the quarterly schedule of portfolio holdings:

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $13,030 and 0.0% of net assets.
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,535,436; cash collateral of $1,771,348 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund.
(c)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestments.
(d)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$335,354,030

Appreciation	42,217,323
Depreciation	(30,141,006)

Net Unrealized Appreciation	$12,076,317

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$15,867,615	$13,030
Austria	—	1,888,502	—
Belgium	4,170,638	1,987,073	—
Brazil	1,783,459	—	—
Canada	7,608,287	—	—
China	—	708,099	—
Denmark	—	3,737,149	—
Finland	—	5,772,253	—
France	—	35,613,709	—
Germany	43,924	23,460,549	—
Hong Kong	—	7,865,901	—
Ireland	1,417,399	3,243,654	—
Israel	3,024,710	2,698,371	—
Italy	—	4,387,724	—
Japan	664,409	80,225,342	—
Liechtenstein	—	186,027	—
Luxembourg	—	983,247	—
Netherlands	—	16,150,426	—
New Zealand	—	1,629,818	—
Norway	—	5,500,164	—
Philippines	—	595,721	—
Portugal	—	1,046,120	—
Singapore	—	2,611,638	—
South Africa	—	1,695,907	—
Spain	—	7,388,194	—
Sweden	—	10,096,048	—
Switzerland	—	24,194,389	—
Taiwan	3,386,790	—	—
Thailand	—	139,440	—
Turkey	—	1,077,272	—
United Kingdom	—	47,672,846	—
United States	8,344,632	6,021	—
Rights
Spain	7,189	—	—
Affiliated Mutual Funds	8,536,661	—	—

Total	$38,988,098	$308,429,219	$13,030

During the period, there were no transfers between Level 1 and Level 2 to report.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of October 31, 2016 categorized by risk exposure:

Derivative Fair Value at 10/31/16
Equity contracts	$7,189

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of October 31, 2016 were as follows:

Banks	10.0%
Insurance	8.8
Pharmaceuticals	8.2
Oil, Gas & Consumable Fuels	5.7
Food & Staples Retailing	3.6
Auto Components	3.6
Automobiles	3.5
Chemicals	3.4
Diversified Telecommunication Services	2.8
Media	2.7
Affiliated Mutual Funds (including 0.5% of collateral for securities on loan)	2.4
Beverages	2.3
Capital Markets	2.2
Specialty Retail	2.1
Household Durables	2.0
Tobacco	1.9
Electric Utilities	1.8
Real Estate Management & Development	1.8
Machinery	1.8
IT Services	1.8
Aerospace & Defense	1.8
Wireless Telecommunication Services	1.7
Metals & Mining	1.6
Airlines	1.6
Paper & Forest Products	1.4
Trading Companies & Distributors	1.4
Food Products	1.3
Construction & Engineering	1.3
Construction Materials	1.2
Semiconductors & Semiconductor Equipment	1.1
Industrial Conglomerates	1.0
Road & Rail	1.0
Multiline Retail	1.0
Health Care Providers & Services	0.9
Electrical Equipment	0.9
Software	0.9
Building Products	0.8
Personal Products	0.7
Commercial Services & Supplies	0.6
Multi-Utilities	0.6
Electronic Equipment, Instruments & Components	0.6
Consumer Finance	0.6
Diversified Financial Services	0.5
Gas Utilities	0.4
Containers & Packaging	0.3
Leisure Products	0.3
Textiles, Apparel & Luxury Goods	0.3
Communications Equipment	0.2
Internet Software & Services	0.2
Marine	0.2
Technology Hardware, Storage & Peripherals	0.2
Air Freight & Logistics	0.2
Thrifts & Mortgage Finance	0.1
Health Care Technology	0.1

99.4
Other assets in excess of liabilities	0.6

100.0%

Prudential Core Bond Fund

Schedule of Investments

as of October 31, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 97.2%
ASSET-BACKED SECURITIES — 10.5%
Collateralized Loan Obligations — 5.7%
A Voce CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1B, 144A	2.340	%(a)	07/15/26	500	$497,478
ALM VIII Ltd. (Cayman Islands), Series 2013-8A, Class A1R, 144A^	2.343	%(a)	10/15/28	250	249,875
Apidos CLO IX (Cayman Islands), Series 2012-9AR, Class AR, 144A	2.180	%(a)	07/15/23	234	233,711
ARES CLO Ltd. (Cayman Islands), Series 2012-2A, Class AR, 144A	2.164	%(a)	10/12/23	250	249,992
Arrowpoint CLO Ltd. (Cayman Islands), Series 2015-4A, Class A, 144A	2.432	%(a)	04/18/27	250	250,230
Atlas Sr. Loan Fund V Ltd. (Cayman Islands), Series 2014-1A, Class AR, 144A^	2.298	%(a)	07/16/26	500	499,750
Avery Point VI CLO Ltd. (Cayman Islands), Series 2015-6A, Class A, 144A	2.228	%(a)	08/05/27	250	250,186
Ballyrock CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A	2.406	%(a)	10/15/28	250	250,300
Battalion CLO VIII Ltd. (Cayman Islands), Series 2015-8A, Class A1, 144A	2.412	%(a)	04/18/27	250	249,809
Battalion CLO X Ltd. (Cayman Islands), Series 2016-10A, Class A1, 144A^	2.434	%(a)	01/24/29	250	249,475
Benefit Street Partners CLO VII Ltd. (Cayman Islands), Series 2015-VIIA, Class A1A, 144A	2.209	%(a)	07/18/27	500	500,399
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class AR, 144A	2.330	%(a)	01/20/29	250	250,197
Catamaran CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	2.432	%(a)	04/22/27	250	250,054
Flatiron CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	2.280	%(a)	01/17/26	250	249,881
Gramercy Park CLO Ltd. (Cayman Islands), Series 2012-1A, Class A1R, 144A	2.180	%(a)	07/17/23	228	228,202
Highbridge Loan Management Ltd. (Cayman Islands), Series 6A-2015, Class A, 144A	2.228	%(a)	05/05/27	250	249,712
ICG US CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.031	%(a)	04/20/26	200	198,773
Jackson Mill CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	2.420	%(a)	04/15/27	250	250,018
Jamestown CLO LX Ltd. (Cayman Islands), Series 2016-9A, Class A1B, 144A	2.320	%(a)	10/20/28	250	249,228
KVK CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	2.391	%(a)	05/20/27	250	250,253
Madison Park Funding XI Ltd. (Cayman Islands), Series 2013-11A, Class A1A, 144A	2.162	%(a)	10/23/25	750	749,549
Mountain View CLO Ltd. (Cayman Islands), Series 2015-9A, Class A1A, 144A	2.340	%(a)	07/15/27	250	249,146
Ocean Trails CLO VI (Cayman Islands), Series 2016-6A, Class A2A, 144A	2.570	%(a)	07/15/28	250	251,430
OZLM Funding II Ltd. (Cayman Islands), Series 2012-2A, Class A1R, 144A^(b)	2.000	%(a)	10/30/27	500	499,750
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1, 144A	2.311	%(a)	05/21/27	500	501,051
Regatta VIII Funding Ltd. (Cayman Islands), Series 2016-1A, Class A1, 144A	2.374	%(a)	12/20/28	250	249,998
Shackleton VI CLO (Cayman Islands), Series 2014-6A, Class A1, 144A	2.360	%(a)	07/17/26	250	250,298
Silver Spring CLO Ltd. (Cayman Islands), Series 2014-1A, Class A, 144A	2.330	%(a)	10/15/26	248	246,638

Sound Point CLO XII Ltd. (Cayman Islands), Series 2016-2A, Class A, 144A	2.541	%(a)	10/20/28	250	251,450
TICP CLO VI Ltd. (Cayman Islands), Series 2016-6A, Class A, 144A^	2.434	%(a)	01/15/29	500	500,000
Trinitas CLO V Ltd. (Cayman Islands), Series 2016-5A, Class A, 144A	2.434	%(a)	10/25/28	500	501,121
Wellfleet CLO Ltd. (Cayman Islands), Series 2016-2A, Class A1, 144A^	2.507	%(a)	10/20/28	500	499,750
West CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1A, 144A	2.188	%(a)	11/07/25	250	249,847

					10,657,551

Non-Residential Mortgage-Backed Securities — 2.9%
Americredit Automobile Receivables Trust, Series 2016-4, Class C	2.410%		07/08/22	200	200,127
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 144A	1.920%		09/20/19	600	599,132
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 144A	2.630%		12/20/21	400	403,328
Chase Issuance Trust, Series 2007-C1, Class C1	0.995	%(a)	04/15/19	2,600	2,599,275
Enterprise Fleet Financing LLC, Series 2016-2, Class A2, 144A	1.740%		02/20/22	200	200,345
Hertz Vehicle Financing LLC, Series 2016-1A, Class A, 144A	2.320%		03/25/20	200	200,556
Hertz Vehicle Financing LLC, Series 2016-4A, Class A, 144A	2.650%		07/25/22	500	499,923
Onemain Direct Auto Receivables Trust, Series 2016-1A, Class A, 144A	2.040%		01/15/21	80	79,912
Onemain Financial Issuance Trust, Series 2015-2A, Class A, 144A	2.570%		07/18/25	300	300,992
SpringCastle America Funding LLC, Series 2016-AA, Class A, 144A	3.050%		04/25/29	300	303,000

					5,386,590

Residential Mortgage-Backed Securities — 1.9%
Banc of America Funding Trust, Series 2015-R4, Class 4A1, 144A	3.500%		10/27/18	343	345,025
Banc of America Funding Trust, Series 2015-R6, Class 1A1, 144A	0.680	%(a)	08/25/36	411	387,470
LSTAR Securities Investment Trust (Cayman Islands), Series 2015-4, Class A1, 144A^	2.527	%(a)	04/01/20	273	269,250
LSTAR Securities Investment Trust (Cayman Islands), Series 2015-6, Class A, 144A^	2.527	%(a)	05/01/20	501	492,383
LSTAR Securities Investment Trust (Cayman Islands), Series 2015-8, Class A1, 144A	2.527	%(a)	08/01/20	147	146,564
LSTAR Securities Investment Trust (Cayman Islands), Series 2015-9, Class A1, 144A	2.527	%(a)	10/01/20	515	510,297
LSTAR Securities Investment Trust (Cayman Islands), Series 2016-1, Class A1, 144A	2.527	%(a)	01/01/21	239	234,078
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2016-3, Class A, 144A	2.527	%(a)	09/01/21	296	294,159
RAAC Trust, Series 2007-SP3, Class A1	1.734	%(a)	09/25/47	372	362,373
Sierra Timeshare Receivables Funding LLC, Series 2013-3A, Class A, 144A	2.200%		10/20/30	153	153,686

Springleaf Funding Trust, Series 2015-AA, Class A, 144A	3.160%		11/15/24	345	348,407

					3,543,692

TOTAL ASSET-BACKED SECURITIES (cost $19,516,566)					19,587,833

COMMERCIAL MORTGAGE-BACKED SECURITIES — 7.9%
Assurant Commercial Mortgage Trust, Series 2016-1A, Class AS, 144A	3.172%		05/15/49	300	307,629
BBCMS Mortgage Trust, Series 2016-ETC, Class A, 144A	2.937%		08/14/36	500	506,666
CD Mortgage Trust, Series 2016-CD1, Class A3	2.459%		08/10/49	500	490,691
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A4	2.878%		02/10/48	1,100	1,119,995
Commercial Mortgage Trust, Series 2016-COR1, Class A3	2.826%		10/10/49	800	801,761
Fannie Mae-Aces, Series 2016-M7, Class AB2	2.385%		09/25/26	200	195,241
FHLMC Multifamily Structured Pass-Through Certificates, Series K029, Class A2	3.320	%(a)	02/25/23	1,000	1,080,863
FHLMC Multifamily Structured Pass-Through Certificates, Series K033, Class A2	3.060	%(a)	07/25/23	500	533,258
FHLMC Multifamily Structured Pass-Through Certificates, Series K036, Class A2	3.527	%(a)	10/25/23	1,100	1,204,010
FHLMC Multifamily Structured Pass-Through Certificates, Series K053, Class A2	2.995%		12/25/25	350	369,500
GS Mortgage Securities Corp. II, Series 2015-GC30, Class A3	3.119%		05/10/50	1,000	1,033,502
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class A3A1	2.920%		02/15/48	1,100	1,121,845
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class A4	2.627%		08/15/49	700	692,980
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class A2	2.790%		02/15/48	850	874,245
Morgan Stanley Capital I Trust, Series 2016-UB11, Class A3	2.531%		08/15/49	1,200	1,177,578
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A3FL, 144A	1.321	%(a)	04/10/46	750	731,519
Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class A2	2.399%		08/15/49	1,200	1,172,548
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6, Class A3	2.642%		11/15/49	1,500	1,481,960

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $14,909,326)					14,895,791

CORPORATE BONDS — 34.0%
Aerospace & Defense
Harris Corp., Sr. Unsec’d. Notes	3.832%		04/27/25	30	31,352

Agriculture
Altria Group, Inc., Gtd. Notes	2.625%		09/16/26	65	64,454

Airlines — 0.5%
American Airlines 2013-2 Class A Pass-Through Trust, Pass Thru Certificates	4.950%		01/15/23	232	252,890
American Airlines 2015-1 Class A Pass-Through Trust, Pass Thru Certificates	3.375%		05/01/27	100	102,228
Delta Air Lines 2009-1 Class A Pass-Through Trust, Series A, Pass Thru Certificates	7.750%		12/17/19	213	241,595
United Airlines 2016-2 Class AA Pass-Through Trust, Pass Thru Certificates	2.875%		04/07/30	400	398,520

					995,233

Auto Manufacturers — 1.9%
BMW US Capital LLC (Germany), Gtd. Notes, 144A	2.250%	09/15/23	645	636,757
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.250%	03/02/20	295	298,252
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.375%	01/16/18	1,350	1,359,226
General Motors Financial Co., Inc. Gtd. Notes,	3.150%	01/15/20	550	559,484
Gtd. Notes,	3.450%	04/10/22	180	182,007
Gtd. Notes,	4.000%	10/06/26	335	334,012
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A	2.150%	02/26/20	175	175,930

				3,545,668

Banks — 8.9%
Bank of America Corp. Sr. Unsec’d. Notes,	5.750%	12/01/17	100	104,484
Sr. Unsec’d. Notes, MTN	3.248%	10/21/27	1,010	1,010,378
Sr. Unsec’d. Notes, MTN	4.125%	01/22/24	200	214,640
Sub. Notes, MTN	4.000%	01/22/25	800	822,554
Bank of New York Mellon Corp (The), Sr Unsecured, MTN	2.200%	08/16/23	450	443,482
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes,	3.200%	08/10/21	250	251,720
(United Kingdom), Sr. Unsec’d. Notes,	4.375%	01/12/26	200	205,816
Capital One Financial Corp., Sr. Unsec’d. Notes	3.200%	02/05/25	575	580,748
Capital One NA, Sr. Unsec’d. Notes	2.250%	09/13/21	250	248,605
Citigroup, Inc. Sr. Unsec’d. Notes,	3.200%	10/21/26	290	289,321
Sr. Unsec’d. Notes,	3.400%	05/01/26	350	355,853
Sub. Notes,	4.300%	11/20/26	85	88,703
Sub. Notes,	4.450%	09/29/27	840	885,034
Credit Suisse AG (Switzerland), Sr. Unsec’d. Notes	1.750%	01/29/18	310	310,172
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes	1.875%	02/13/18	320	315,473
Dexia Credit Local SA (France), Govt. Liquid Gtd. Notes,	1.875%	01/29/20	750	750,072
(France), Govt. Liquid Gtd. Notes, 144A,	1.875%	09/15/21	250	247,327
Discover Bank, Sr. Unsec’d. Notes	4.200%	08/08/23	250	266,497
Goldman Sachs Group, Inc. (The) Sr. Unsec’d. Notes,	3.500%	01/23/25	75	76,917
Sr. Unsec’d. Notes, GMTN	7.500%	02/15/19	1,250	1,405,355
Sub. Notes,	4.250%	10/21/25	250	261,569
Sub. Notes,	5.150%	05/22/45	335	361,943
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.950%	10/01/26	170	168,244
JPMorgan Chase & Co. Sr. Unsec’d. Notes,	3.125%	01/23/25	315	317,538
Sr. Unsec’d. Notes,	3.200%	01/25/23	100	103,346
Sr. Unsec’d. Notes,	3.200%	06/15/26	230	232,663
Sr. Unsec’d. Notes,	6.300%	04/23/19	100	110,849
Sub. Notes,	3.875%	09/10/24	375	391,639
Sub. Notes,	4.250%	10/01/27	375	398,848
JPMorgan Chase Bank NA, Sub. Notes	6.000%	10/01/17	700	729,119
KeyBank NA, Sr. Unsec’d. Notes	2.250%	03/16/20	305	309,256
Morgan Stanley Sr. Unsec’d. Notes, GMTN	3.700%	10/23/24	500	523,759
Sub. Notes, GMTN	4.350%	09/08/26	800	849,356

MUFG Americas Holdings Corp., Sr. Unsec’d. Notes	2.250%	02/10/20	335	336,910
National City Corp., Sub. Notes	6.875%	05/15/19	780	872,620
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, 144A	1.875%	09/17/18	200	201,033
North American Development Bank, Sr. Unsec’d. Notes	4.375%	02/11/20	100	107,842
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.875%	09/12/23	220	215,393
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes	2.450%	01/16/20	250	252,832
Sumitomo Mitsui Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	2.442%	10/19/21	235	235,823
Svenska Handelsbanken AB (Sweden), Gtd. Notes	1.875%	09/07/21	465	460,718
UBS Group Funding Jersey Ltd. (Switzerland), Gtd. Notes, 144A	2.950%	09/24/20	400	408,274

				16,722,725

Beverages — 0.1%
Anheuser-Busch InBev Finance Inc. (Belgium), Gtd. Notes	4.700%	02/01/36	180	199,537
Anheuser-Busch InBev Finance Inc. (Belgium), Gtd. Notes	4.900%	02/01/46	50	57,177

				256,714

Biotechnology — 0.6%
Amgen, Inc., Sr. Unsec’d. Notes, 144A	4.663%	06/15/51	245	250,558
Celgene Corp. Sr. Unsec’d. Notes,	2.125%	08/15/18	460	464,365
Sr. Unsec’d. Notes,	3.250%	08/15/22	125	129,816
Gilead Sciences, Inc., Sr. Unsec’d. Notes	2.500%	09/01/23	220	218,658

				1,063,397

Chemicals — 1.6%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	4.125%	03/15/35	40	39,120
Air Liquide Finance SA (France), Gtd. Notes, 144A	2.250%	09/27/23	735	728,293
CF Industries, Inc., Gtd. Notes	6.875%	05/01/18	350	369,882
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.125%	11/15/21	520	564,317
Eastman Chemical Co., Sr. Unsec’d. Notes	2.700%	01/15/20	550	560,246
LYB International Finance BV, Gtd. Notes	4.000%	07/15/23	250	267,660
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.750%	04/15/24	310	362,499

				2,892,017

Commercial Services — 0.8%
Duke University, Unsec’d. Notes	3.299%	10/01/46	110	109,397
ERAC USA Finance LLC Gtd. Notes, 144A, (original cost $578,927; purchased 10/11/16)(c)	2.700%	11/01/23	580	574,783
Gtd. Notes, 144A, (original cost $74,136; purchased 02/10/15)(b)(c)	4.500%	02/15/45	75	76,811
President And Fellows of Harvard College, Unsec’d. Notes	3.300%	07/15/56	160	158,103
Total System Services, Inc., Sr. Unsec’d. Notes	4.800%	04/01/26	250	277,643
University of Southern California, Unsec’d. Notes	3.028%	10/01/39	310	295,713

				1,492,450

Computers — 0.3%
Apple, Inc., Sr. Unsec’d. Notes	3.450%	02/09/45	85	78,538
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Sr. Sec’d. Notes, 144A,	3.480%	06/01/19	75	76,950
Sr. Sec’d. Notes, 144A,	4.420%	06/15/21	65	67,971
Hewlett Packard Enterprise Co. Sr. Unsec’d. Notes, 144A,	2.700%	10/05/17	305	308,863
Sr. Unsec’d. Notes, 144A,	3.100%	10/05/18	55	56,233

				588,555

Diversified Financial Services — 0.4%
Jefferies Group, Inc., Sr. Unsec’d. Notes	6.450%	06/08/27	150	167,357
Synchrony Financial, Sr. Unsec’d. Notes	2.700%	02/03/20	600	606,546

				773,903

Electric — 2.8%
Alabama Power Co., Sr. Unsec’d. Notes	2.800%	04/01/25	75	76,738
CenterPoint Energy Houston Electric LLC, Gen. Ref. Mtge.	2.400%	09/01/26	190	187,890
Comision Federal De Electricidad (Mexico), Sr. Unsec’d. Notes, 144A	4.750%	02/23/27	400	407,000
Commonwealth Edison Co., 1st Mortgage	3.700%	03/01/45	40	40,366
Consumers Energy Co., 1st Mortgage	3.250%	08/15/46	155	148,051
Dominion Resources, Inc. Sr. Unsec’d. Notes	2.850%	08/15/26	55	54,162
DTE Energy Co., Sr. Unsec’d. Notes	2.850%	10/01/26	350	343,432
Duke Energy Corp., Sr. Unsec’d. Notes	2.650%	09/01/26	145	141,088
Duke Energy Florida LLC, 1st Mortgage	3.400%	10/01/46	185	176,576
Duke Energy Progress LLC, 1st Mortgage	3.700%	10/15/46	75	74,899
Emera US Finance LP (Canada), Gtd. Notes, 144A	3.550%	06/15/26	75	76,604
Entergy Corp. Sr. Unsec’d. Notes,	4.000%	07/15/22	260	279,591
Sr. Unsec’d. Notes,	5.125%	09/15/20	250	275,526
Fortis, Inc. (Canada), Sr. Unsec’d. Notes, 144A	3.055%	10/04/26	350	344,414
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	2.950%	04/01/25	60	61,679
PECO Energy Co., 1st Ref. Mort.	4.800%	10/15/43	120	142,016
Public Service Electric & Gas Co. 1st Mortgage, MTN	2.250%	09/15/26	370	362,426
Sr. Sec’d. Notes, MTN	5.300%	05/01/18	1,300	1,376,024
Southwestern Electric Power Co., Sr. Unsec’d. Notes	2.750%	10/01/26	675	663,574
Union Electric Co., Sr. Sec’d. Notes	3.650%	04/15/45	50	50,618

				5,282,674

Engineering & Construction — 0.1%
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A	4.250%	10/31/26	200	203,800

Food — 0.6%
JM Smucker Co. (The), Gtd. Notes	3.000%	03/15/22	115	119,609
Kraft Heinz Foods Co. Gtd. Notes,	3.000%	06/01/26	110	108,763
Gtd. Notes,	4.375%	06/01/46	35	35,496
Gtd. Notes,	5.000%	07/15/35	75	84,261
Kroger Co. (The) Sr. Unsec’d. Notes,	3.300%	01/15/21	285	298,808
Sr. Unsec’d. Notes,	3.875%	10/15/46	65	62,130
Mondelez International Holdings Netherlands BV, Gtd. Notes, 144A	2.000%	10/28/21	500	495,040

				1,204,107

Forest Products & Paper — 0.2%
Georgia-Pacific LLC, Sr. Unsec’d. Notes, 144A (original cost $223,368; purchased 02/11/15)(b)(c)	3.600%	03/01/25	220	230,814
International Paper Co., Sr. Unsec’d. Notes	4.800%	06/15/44	170	173,071

				403,885

Gas — 0.4%
Sempra Energy, Sr. Unsec’d. Notes	2.400%	03/15/20	135	137,103
Southern Co. Gas Capital Corp., Gtd. Notes	2.450%	10/01/23	555	554,943

				692,046

Healthcare Services — 0.1%
Providence St. Joseph Health Obligated Group, Unsec’d. Notes	2.746%	10/01/26	40	39,635
RWJ Barnabas Health, Inc., Sr. Unsec’d. Notes	3.949%	07/01/46	175	172,877

				212,512

Healthcare-Products — 0.7%
Baxter International, Inc., Sr. Unsec’d. Notes	2.600%	08/15/26	170	164,629
Becton, Dickinson and Co., Sr. Unsec’d. Notes	4.685%	12/15/44	160	174,604
Medtronic, Inc. Gtd. Notes,	3.500%	03/15/25	140	148,551
Gtd. Notes,	4.375%	03/15/35	328	359,814
St. Jude Medical, Inc., Sr. Unsec’d. Notes	2.000%	09/15/18	395	398,553
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	2.950%	09/19/26	105	103,408

				1,349,559

Healthcare-Services — 1.5%
Aetna, Inc. Sr. Unsec’d. Notes,	3.200%	06/15/26	120	120,423
Sr. Unsec’d. Notes,	3.500%	11/15/24	100	104,281
Sr. Unsec’d. Notes,	6.750%	12/15/37	170	227,976
Anthem, Inc., Sr. Unsec’d. Notes	7.000%	02/15/19	310	345,932
Cigna Corp., Sr. Unsec’d. Notes	3.250%	04/15/25	270	272,897
HCA, Inc., Sr. Sec’d. Notes	3.750%	03/15/19	700	715,750
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	4.625%	11/15/20	260	283,623
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	4.200%	07/01/55	75	79,764
New York and Presbyterian Hospital (The), Unsec’d. Notes	4.024%	08/01/45	40	41,859
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	3.500%	03/30/25	190	196,216
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A	3.350%	09/30/24	410	437,901

				2,826,622

Housewares — 0.2%
Newell Brands, Inc. Sr. Unsec’d. Notes,	2.875%	12/01/19	240	245,943
Sr. Unsec’d. Notes,	4.200%	04/01/26	35	37,818

				283,761

Insurance — 1.2%
American International Group, Inc., Sr. Unsec’d. Notes	4.500%	07/16/44	260	264,443
Arch Capital Group US, Inc., Gtd. Notes	5.144%	11/01/43	100	106,889
Chubb INA Holdings, Inc., Gtd. Notes	3.150%	03/15/25	95	98,579
Lincoln National Corp., Sr. Unsec’d. Notes	6.300%	10/09/37	115	135,964
Markel Corp., Sr. Unsec’d. Notes	3.625%	03/30/23	400	409,464
MetLife, Inc., Series D, Sr. Unsec’d. Notes	4.368%	09/15/23	80	88,633
New York Life Global Funding, Sec’d. Notes, 144A	1.950%	02/11/20	405	406,957
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	6.063%	03/30/40	120	154,394
Principal Financial Group, Inc., Gtd. Notes	4.350%	05/15/43	140	140,381
Progressive Corp. (The), Sr. Unsec’d. Notes	3.700%	01/26/45	140	140,459
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.900%	09/15/44	120	133,456
TIAA Asset Management Finance Co. LLC, Sr. Unsec’d. Notes, 144A (original cost $152,774; purchased 02/12/15)(b)(c)	2.950%	11/01/19	150	154,279

				2,233,898

Lodging — 0.3%
Marriott International, Inc. Sr. Unsec’d. Notes,	3.000%	03/01/19	250	256,541
Sr. Unsec’d. Notes,	3.125%	06/15/26	250	249,937

				506,478

Machinery-Diversified — 0.3%
Rockwell Automation, Inc. Sr. Unsec’d. Notes,	2.050%	03/01/20	270	273,259
Sr. Unsec’d. Notes,	2.875%	03/01/25	115	117,092
Xylem, Inc., Sr. Unsec’d. Notes	3.250%	11/01/26	70	70,039

				460,390

Media — 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Sr. Sec’d. Notes, 144A,	6.384%	10/23/35	80	92,219
Sr. Sec’d. Notes, 144A,	6.484%	10/23/45	95	111,326
Sr. Sec’d. Notes, 144A,	6.834%	10/23/55	25	29,809
Cox Communications, Inc., Sr. Unsec’d. Notes, 144A (original cost $194,670; purchased 09/08/16)(b)(c)	3.350%	09/15/26	195	192,296
Myriad International Holdings BV (South Africa), Gtd. Notes, RegS	6.375%	07/28/17	200	206,122

				631,772

Mining — 0.3%
Barrick Gold Corp. (Canada), Sr. Unsec’d. Notes	5.250%	04/01/42	50	54,752
Barrick North America Finance LLC (Canada), Gtd. Notes	5.750%	05/01/43	190	221,732
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes,	5.875%	04/23/45	90	89,915
(Peru), Sr. Unsec’d. Notes,	6.750%	04/16/40	100	108,936

				475,335

Miscellaneous Manufacturing — 0.3%
Ingersoll-Rand Luxembourg Finance SA, Gtd. Notes	3.550%	11/01/24	170	178,151
Pentair Finance SA (United Kingdom), Gtd. Notes	2.650%	12/01/19	420	424,178

				602,329

Multi-National — 0.2%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.125%	09/27/21	405	404,174

Office & Business Equipment — 0.1%
Xerox Corp., Sr. Unsec’d. Notes	2.750%	09/01/20	165	164,299

Oil & Gas — 2.0%
Anadarko Finance Co., Gtd. Notes	7.500%	05/01/31	100	126,943
Apache Corp. Sr. Unsec’d. Notes,	4.750%	04/15/43	100	104,437
Sr. Unsec’d. Notes,	5.100%	09/01/40	175	184,905
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.017%	01/16/27	195	195,541
Chevron Corp., Sr. Unsec’d. Notes	1.961%	03/03/20	125	126,384
Devon Financing Corp. LLC, Gtd. Notes	7.875%	09/30/31	250	318,273

Helmerich & Payne International Drilling Co., Gtd. Notes	4.650%	03/15/25	190	197,360
Hess Corp., Sr. Unsec’d. Notes	4.300%	04/01/27	105	104,529
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	4.000%	04/15/24	150	157,861
Kerr-McGee Corp., Gtd. Notes	7.875%	09/15/31	250	319,099
Noble Energy, Inc. Sr. Unsec’d. Notes,	3.900%	11/15/24	100	102,814
Sr. Unsec’d. Notes,	5.050%	11/15/44	150	151,357
Petroleos Mexicanos (Mexico), Gtd. Notes,	5.500%	01/21/21	280	297,150
(Mexico), Gtd. Notes,	6.500%	06/02/41	90	87,480
Sinopec Group Overseas Development Ltd. (China), Gtd. Notes, 144A	2.500%	04/28/20	200	203,126
Statoil ASA (Norway), Gtd. Notes	2.250%	11/08/19	800	814,040
Valero Energy Corp., Sr. Unsec’d. Notes	3.400%	09/15/26	220	215,321

				3,706,620

Oil & Gas Services — 0.3%
Schlumberger Holdings Corp., Sr Unsecured, 144A	4.000%	12/21/25	500	536,997

Packaging & Containers — 0.3%
WestRock RKT Co., Gtd. Notes	4.000%	03/01/23	540	567,210

Pharmaceuticals — 0.8%
AbbVie, Inc. Sr. Unsec’d. Notes,	3.600%	05/14/25	105	107,072
Sr. Unsec’d. Notes,	4.500%	05/14/35	175	178,509
Actavis Funding SCS Gtd. Notes,	3.800%	03/15/25	90	93,403
Gtd. Notes,	4.550%	03/15/35	225	232,314
AmerisourceBergen Corp., Sr. Unsec’d. Notes	3.250%	03/01/25	55	56,240
Bayer US Finance LLC (Germany), Gtd. Notes, 144A	3.000%	10/08/21	150	154,678
Mead Johnson Nutrition Co., Sr. Unsec’d. Notes	4.600%	06/01/44	70	71,827
Merck & Co., Inc., Sr. Unsec’d. Notes	3.700%	02/10/45	190	194,948
Shire Acquisitions Investments Ireland DAC Gtd. Notes,	2.875%	09/23/23	225	221,280
Gtd. Notes,	3.200%	09/23/26	195	191,485
Teva Pharmaceutical Finance Netherlands III BV (Israel), Gtd. Notes,	3.150%	10/01/26	45	43,764
(Israel), Gtd. Notes,	4.100%	10/01/46	15	13,925

				1,559,445

Pipelines — 1.8%
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., Gtd. Notes, 144A	4.150%	08/15/26	165	163,762
DCP Midstream LLC Sr. Unsec’d. Notes, 144A,	4.750%	09/30/21	50	51,125
Sr. Unsec’d. Notes, 144A,	5.350%	03/15/20	150	154,500
Enterprise Products Operating LLC, Series N, Gtd. Notes	6.500%	01/31/19	420	464,624
Florida Gas Transmission Co. LLC, Sr. Unsec’d. Notes, 144A	5.450%	07/15/20	600	654,270
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.200%	03/15/45	275	264,892
MPLX LP Gtd. Notes,	4.875%	06/01/25	200	208,630
Sr. Unsec’d. Notes,	4.000%	02/15/25	130	128,509
Phillips 66 Partners LP Sr. Unsec’d. Notes,	2.646%	02/15/20	225	226,485
Sr. Unsec’d. Notes,	3.550%	10/01/26	310	308,860

Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	6.125%	01/15/17	250	252,171
Spectra Energy Partners LP, Sr. Unsec’d. Notes	3.375%	10/15/26	140	139,101
Williams Partners LP, Sr. Unsec’d. Notes	4.300%	03/04/24	325	333,690

				3,350,619

Real Estate Investment Trusts (REITs) — 1.3%
Avalonbay Communities, Inc., Sr. Unsec’d. Notes, MTN	2.900%	10/15/26	360	355,664
Camden Property Trust, Sr. Unsec’d. Notes	4.625%	06/15/21	200	218,295
DDR Corp., Sr. Unsec’d. Notes	4.750%	04/15/18	600	621,272
HCP, Inc., Sr. Unsec’d. Notes	4.000%	06/01/25	300	305,877
Realty Income Corp., Sr. Unsec’d. Notes	6.750%	08/15/19	240	272,298
Select Income REIT, Sr. Unsec’d. Notes	2.850%	02/01/18	135	135,825
Welltower, Inc., Sr. Unsec’d. Notes	6.125%	04/15/20	430	486,322

				2,395,553

Retail — 0.4%
AutoZone, Inc., Sr. Unsec’d. Notes	3.250%	04/15/25	240	245,640
CVS Health Corp. Sr. Unsec’d. Notes,	5.125%	07/20/45	185	215,819
Sr. Unsec’d. Notes,	5.300%	12/05/43	150	175,689
Home Depot, Inc. (The), Sr. Unsec’d. Notes	3.500%	09/15/56	65	60,391
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	6.300%	10/15/37	30	38,533

				736,072

Software — 0.5%
Electronic Arts, Inc., Sr. Unsec’d. Notes	3.700%	03/01/21	200	211,521
Fidelity National Informationvices, Inc., Sr. Unsec’d. Notes	3.000%	08/15/26	255	249,236
Microsoft Corp. Sr. Unsec’d. Notes,	2.375%	02/12/22	290	295,754
Sr. Unsec’d. Notes,	3.125%	11/03/25	125	130,972
Sr. Unsec’d. Notes,	3.950%	08/08/56	80	78,092

				965,575

Telecommunications — 1.0%
AT&T, Inc. Sr. Unsec’d. Notes,	3.400%	05/15/25	530	528,268
Sr. Unsec’d. Notes,	4.500%	05/15/35	60	59,561
Sr. Unsec’d. Notes,	4.750%	05/15/46	75	73,393
Cisco Systems, Inc., Sr. Unsec’d. Notes	1.850%	09/20/21	365	364,349
Telstra Corp. Ltd. (Australia), Gtd. Notes, 144A	3.125%	04/07/25	90	92,813
Verizon Communications, Inc. Sr. Unsec’d. Notes,	4.500%	09/15/20	100	108,705
Sr. Unsec’d. Notes,	4.672%	03/15/55	675	658,031

				1,885,120

Transportation — 0.7%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.900%	08/01/46	270	276,047
Canadian National Railway Co. (Canada), Sr. Unsec’d. Notes	5.550%	03/01/19	250	273,197
Canadian Pacific Railway Co. (Canada), Sr. Unsec’d. Notes	7.250%	05/15/19	250	283,601
CSX Corp., Sr. Unsec’d. Notes	2.600%	11/01/26	420	411,532
Ryder System, Inc., Sr. Unsec’d. Notes, MTN	2.650%	03/02/20	110	112,182

				1,356,559

Trucking & Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $304,908; purchased 02/05/15)(b)(c)	3.050%	01/09/20	300	307,060

TOTAL CORPORATE BONDS (cost $63,309,232)				63,730,939

FOREIGN GOVERNMENT BONDS — 1.4%
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes	1.125%	08/03/19	200	199,143
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	4.375%	07/12/21	200	213,000
Finnvera OYJ (Finland), Gov’t. Gtd. Notes, EMTN, RegS	1.875%	09/16/19	200	201,981
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	7.625%	03/29/41	170	259,080
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	4.875%	05/05/21	250	271,885
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, 144A	2.125%	10/25/23	200	197,710
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	3.750%	03/16/25	200	212,000
Poland Government International Bond (Poland), Sr. Unsec’d. Notes	3.000%	03/17/23	100	102,910
Province of Alberta (Canada), Sr. Unsec’d. Notes, 144A	2.050%	08/17/26	200	193,032
Province of Quebec (Canada), Unsecured	7.140%	02/27/26	100	134,422
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A	6.125%	01/22/44	50	64,919
Saudi Government International Bond (Saudi Arabia), Sr. Unsec’d. Notes, 144A	2.375%	10/26/21	205	204,487
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.000%	06/05/20	250	274,781

TOTAL FOREIGN GOVERNMENT BONDS (cost $2,487,425)				2,529,350

MUNICIPAL BONDS — 0.6%
California — 0.2%
City of Los Angeles Department of Airports, Revenue Bonds, BABs	6.582%	05/15/39	300	401,847
University of California, Revenue Bonds	3.931%	05/15/45	30	31,032
University of California, Revenue Bonds	4.131%	05/15/45	30	31,831

				464,710

New Jersey — 0.2%
New Jersey Turnpike Authority, Revenue Bonds, BABs	7.102%	01/01/41	250	368,145

Pennsylvania — 0.2%
Pennsylvania Turnpike Commission, BABs, Revenue Bonds	6.105%	12/01/39	70	93,808
Pennsylvania Turnpike Commission, Revenue Bonds, BABs	5.511%	12/01/45	150	192,204

				286,012

TOTAL MUNICIPAL BONDS (cost $1,108,519)				1,118,867

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 2.2%
Alternative Loan Trust, Series 2003-J3, Class 2A1	6.250%	12/25/33	13	13,756

American Home Mortgage Investment Trust, Series 2004-4, Class 5A	3.238%(a)	02/25/45	40	40,041
BCAP LLC Trust, Series 2011-RR4, Class 7A1, 144A	5.250%	04/26/37	413	370,909
Bear Stearns ARM Trust, Series 2005-5, Class A2	2.740%(a)	08/25/35	146	145,896
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1	6.500%	04/25/33	9	8,960
Fannie Mae Connecticut Avenue Securities, Series 2015-C01, Class 1M1(d)	2.034%(a)	02/25/25	18	17,784
Fannie Mae Connecticut Avenue Securities, Series 2015-C02, Class 1M1(d)	1.684%(a)	05/25/25	174	173,856
Fannie Mae Connecticut Avenue Securities, Series 2016-C02, Class 1M1(d)	2.684%(a)	09/25/28	105	106,621
Fannie Mae Connecticut Avenue Securities, Series 2016-C04, Class 1M1(d)	1.984%(a)	01/25/29	128	128,791
FHLMC Structured Pass-Through Securities, Series T-59, Class 1A2	7.000%	10/25/43	145	170,922
FHLMC Structured Pass-Through Securities, Series T-75, Class A1	0.574%(a)	12/25/36	207	205,784
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M1(d)	1.434%(a)	10/25/27	525	525,958
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M1(d)	1.884%(a)	04/25/28	101	101,060
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA4, Class M2(d)	1.834%(a)	03/25/29	260	260,000
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA4, Class M2(d)	1.827%(a)	04/25/29	260	259,500
Government National Mortgage Assoc., Series 2000-9, Class FG	1.135%(a)	02/16/30	28	28,104
Government National Mortgage Assoc., Series 2000-9, Class FH	1.035%(a)	02/16/30	27	26,970
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1	2.941%(a)	09/25/35	105	107,907
Merrill Lynch Mortgage Investors Trust, Series 2005-2, Class 3A	1.527%(a)	10/25/35	90	84,889
Merrill Lynch Mortgage Investors Trust MLMI, Series 2005-A10, Class A	0.744%(a)	02/25/36	167	154,853
Sequoia Mortgage Trust, Series 10, Class 2A1	1.286%(a)	10/20/27	85	79,630
Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class A1	0.778%(a)	07/19/35	76	67,379
Structured Asset Securities Mortgage Pass-Through Certificates, Series 2001-21A, Class 1A1	2.745%(a)	01/25/32	14	13,159
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2002-AR6, Class A	1.923%(a)	06/25/42	140	134,420
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2002-AR9, Class 1A	1.923%(a)	08/25/42	8	7,618
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR13, Class A1A1	0.824%(a)	10/25/45	882	833,769

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $4,088,380)				4,068,536

U.S. GOVERNMENT AGENCY OBLIGATIONS — 28.8%
Federal Home Loan Mortgage Corp.	2.500%	01/01/29	975	1,004,389
Federal Home Loan Mortgage Corp.	2.500%	TBA	500	514,453
Federal Home Loan Mortgage Corp.	3.000%	07/01/43	864	891,197
Federal Home Loan Mortgage Corp.	3.000%	TBA	500	522,539
Federal Home Loan Mortgage Corp.	3.000%	TBA	500	523,242
Federal Home Loan Mortgage Corp.	3.500%	06/01/42	850	894,696
Federal Home Loan Mortgage Corp.	3.500%	09/01/42	1,114	1,173,703
Federal Home Loan Mortgage Corp.	3.500%	05/01/45	913	958,075
Federal Home Loan Mortgage Corp.	3.500%	TBA	500	524,746

Federal Home Loan Mortgage Corp.	4.000%	12/01/40	370	395,009
Federal Home Loan Mortgage Corp.	4.000%	01/01/41	716	769,607
Federal Home Loan Mortgage Corp.	4.000%	04/01/42	1,001	1,075,936
Federal Home Loan Mortgage Corp.	4.000%	10/01/45	504	539,233
Federal Home Loan Mortgage Corp.	4.500%	06/01/42	328	359,109
Federal Home Loan Mortgage Corp.	4.500%	TBA	500	546,387
Federal Home Loan Mortgage Corp.	5.000%	08/01/40	707	791,309
Federal National Mortgage Assoc.	2.500%	05/01/30	840	864,614
Federal National Mortgage Assoc.	2.500%	09/01/46	499	497,920
Federal National Mortgage Assoc.	2.500%	TBA	2,500	2,572,461
Federal National Mortgage Assoc.	2.500%	TBA	500	498,193
Federal National Mortgage Assoc.	2.625%(a)	08/01/24	13	12,764
Federal National Mortgage Assoc.	3.000%	11/01/36	500	521,065
Federal National Mortgage Assoc.	3.000%	10/01/42	834	861,015
Federal National Mortgage Assoc.	3.000%	04/01/43	837	863,106
Federal National Mortgage Assoc.	3.000%	06/01/43	1,256	1,296,778
Federal National Mortgage Assoc.	3.000%	TBA	2,500	2,568,848
Federal National Mortgage Assoc.	3.000%	TBA	1,500	1,569,727
Federal National Mortgage Assoc.	3.500%	12/01/29	457	481,468
Federal National Mortgage Assoc.	3.500%	10/01/41	379	399,397
Federal National Mortgage Assoc.	3.500%	04/01/42	760	800,654
Federal National Mortgage Assoc.	3.500%	05/01/42	764	804,800
Federal National Mortgage Assoc.	3.500%	10/01/42	1,209	1,273,297
Federal National Mortgage Assoc.	3.500%	10/01/45	1,468	1,541,196
Federal National Mortgage Assoc.	3.500%	01/01/46	491	515,499
Federal National Mortgage Assoc.	3.500%	TBA	500	524,922
Federal National Mortgage Assoc.	4.000%	02/01/41	992	1,065,461
Federal National Mortgage Assoc.	4.000%	09/01/44	670	716,954
Federal National Mortgage Assoc.	4.000%	TBA	3,500	3,744,018
Federal National Mortgage Assoc.	4.500%	08/01/40	299	327,565
Federal National Mortgage Assoc.	4.500%	04/01/41	159	174,093
Federal National Mortgage Assoc.	4.500%	08/01/41	466	509,403
Federal National Mortgage Assoc.	4.500%	TBA	1,500	1,639,453
Federal National Mortgage Assoc.	5.000%	09/01/30	70	77,577
Federal National Mortgage Assoc.	5.000%	TBA	1,000	1,107,450
Federal National Mortgage Assoc.	5.389%(a)	12/01/30	2	1,656
Federal National Mortgage Assoc.	5.500%	01/01/40	536	608,751
Federal National Mortgage Assoc.	5.500%	TBA	500	563,733
Federal National Mortgage Assoc.	6.000%	10/01/36	261	298,956
Federal National Mortgage Assoc.	6.000%	07/01/41	266	305,432
Federal National Mortgage Assoc.(g)	6.625%	11/15/30	55	81,923
Federal National Mortgage Assoc.(g)	7.125%	01/15/30	80	122,273
Government National Mortgage Assoc.	3.000%	03/20/43	266	278,709
Government National Mortgage Assoc.	3.000%	08/20/43	39	40,661
Government National Mortgage Assoc.	3.000%	09/20/43	389	406,872
Government National Mortgage Assoc.	3.000%	01/20/44	364	380,511
Government National Mortgage Assoc.	3.000%	TBA	2,000	2,083,438
Government National Mortgage Assoc.	3.500%	12/20/42	232	247,449
Government National Mortgage Assoc.	3.500%	02/20/43	514	547,928
Government National Mortgage Assoc.	3.500%	03/20/45	425	450,150
Government National Mortgage Assoc.	3.500%	TBA	1,500	1,586,807
Government National Mortgage Assoc.	3.500%	TBA	3,000	3,177,188
Government National Mortgage Assoc.	4.000%	10/20/43	490	525,327
Government National Mortgage Assoc.	4.000%	TBA	1,000	1,070,527
Government National Mortgage Assoc.	4.500%	10/20/43	253	273,084
Government National Mortgage Assoc.	4.500%	01/20/44	291	314,006
Government National Mortgage Assoc.	4.500%	04/20/44	430	464,384
Government National Mortgage Assoc.	4.500%	03/20/45	298	321,254
Government National Mortgage Assoc.	5.000%	10/20/37	20	22,484

Government National Mortgage Assoc.	5.000%	04/20/45	163	177,051
Government National Mortgage Assoc.	6.000%	12/15/39	341	390,372

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $53,992,908)				54,054,254

U.S. TREASURY OBLIGATIONS — 11.8%
U.S. Treasury Bonds	2.500%	02/15/45	45	44,216
U.S. Treasury Bonds	2.500%	05/15/46	230	225,786
U.S. Treasury Bonds	2.875%	05/15/43	400	424,594
U.S. Treasury Bonds	3.000%	11/15/44	120	130,341
U.S. Treasury Bonds	3.000%	05/15/45	280	303,975
U.S. Treasury Bonds	4.250%	11/15/40	1,130	1,492,660
U.S. Treasury Bonds	4.750%	02/15/41	140	198,248
U.S. Treasury Notes(g)	0.750%	02/28/18	225	224,939
U.S. Treasury Notes	1.250%	10/31/21	2,810	2,801,328
U.S. Treasury Notes	1.375%	04/30/21	1,705	1,711,061
U.S. Treasury Notes	1.500%	03/31/23	1,800	1,792,616
U.S. Treasury Notes	1.500%	08/15/26	275	266,793
U.S. Treasury Notes	1.625%	04/30/23	4,795	4,809,236
U.S. Treasury Notes	2.125%	09/30/21	3,955	4,099,449
U.S. Treasury Notes(f)	2.125%	12/31/22	3,545	3,667,274

TOTAL U.S. TREASURY OBLIGATIONS (cost $22,438,785)				22,192,516

TOTAL LONG-TERM INVESTMENTS (cost $181,851,141)				182,178,086

SHORT-TERM INVESTMENT — 18.2%

			Shares
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $34,183,587)(e)			34,183,587	34,183,587

TOTAL INVESTMENTS — 115.4% (cost $216,034,728)(h)				216,361,673
Liabilities in excess of other assets(i) — (15.4)%				(28,944,317)

NET ASSETS — 100.0%				$187,417,356

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $3,259,654 and 1.7% of net assets.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2016.
(b)	Indicates a security that have been deemed illiquid.
(c)	Indicates a restricted security; the aggregate original cost of the restricted securities is $1,528,783. The aggregate value of $1,536,043 is approximately 0.8% of net assets.
(d)	Represents Connecticut Avenue security issued by Fannie Mae or a Structured Agency Credit Risk security issued by Freddie Mac.
(e)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.
(f)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(g)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.

(h)	The United States federal income tax basis of investments and the net unrealized depreciation were as follows:

Tax Basis	$216,637,799

Appreciation	666,848
Depreciation	(942,974)

Net Unrealized Depreciation	$(276,126)

The book basis may differ from tax basis due to certain tax-related adjustments.

(i)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at October 31, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at October 31, 2016	Unrealized Appreciation (Depreciation)
	Long Positions:
52	2 Year U.S. Treasury Notes	Dec. 2016	$11,349,375	$11,343,313	$(6,062)
100	5 Year U.S. Treasury Notes	Dec. 2016	12,107,078	12,079,687	(27,391)
5	10 Year U.S. Treasury Notes	Dec. 2016	650,719	648,125	(2,594)
8	20 Year U.S. Treasury Bonds	Dec. 2016	1,324,625	1,301,750	(22,875)
54	30 Year U.S. Ultra Treasury Bonds	Dec. 2016	9,905,251	9,500,625	(404,626)

					$(463,548)

Cash of $350,000 and a U.S Treasury Obligation with a market value of $186,209 have been segregated with Citigroup Global Markets to cover requirements for open futures contracts at October 31, 2016.

Credit default swap agreements outstanding at October 31, 2016:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(2)	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swap on credit indices—Sell Protection(1):
CMBX.NA.6.AA	05/11/63	1.500%	2,000	$(33,969)	$(26,031)	$(7,938)	Morgan Stanley

The Fund entered into credit default swaps (‘‘CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The fair value of credit default swap agreements on credit indices, asset-backed securities, and centrally cleared corporate and/or sovereign issues serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at October 31, 2016:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
15,735	09/09/17	0.539%	1 Day USOIS(1)	$—	$6,182	$6,182
16,205	10/18/17	0.607%	1 Day USOIS(1)	—	766	766
1,530	05/31/22	2.200%	3 Month LIBOR(1)	(3,118)	(79,898)	(76,780)
865	05/31/22	2.217%	3 Month LIBOR(1)	—	(45,974)	(45,974)
1,490	11/30/22	1.850%	3 Month LIBOR(1)	—	(46,728)	(46,728)
600	11/30/22	1.982%	3 Month LIBOR(1)	—	(23,869)	(23,869)
100	12/31/22	1.405%	3 Month LIBOR(1)	—	(251)	(251)
100	12/31/22	1.406%	3 Month LIBOR(1)	—	(261)	(261)
100	12/31/22	1.409%	3 Month LIBOR(1)	—	(276)	(276)
100	12/31/22	1.495%	3 Month LIBOR(1)	—	(822)	(822)
395	05/31/23	1.399%	3 Month LIBOR(1)	(7,190)	1,406	8,596
815	08/02/23	— (3)	— (3)	(308)	1,761	2,069
1,138	08/02/23	— (4)	— (4)	41	2,662	2,621
315	08/03/23	— (5)	— (5)	(148)	791	939
3,545	08/15/23	1.406%	3 Month LIBOR(1)	—	19,673	19,673
730	08/19/23	0.898%	1 Day USOIS(1)	—	9,213	9,213
1,435	10/27/23	1.073%	1 Day USOIS(1)	—	5,607	5,607
2,515	01/08/26	2.210%	3 Month LIBOR(1)	—	(140,452)	(140,452)
315	11/15/41	1.869%	3 Month LIBOR(1)	1,201	8,277	7,076

				$(9,522)	$(282,193)	$(272,671)

(1)	Fund pays the fixed rate and receives the floating rate.
(2)	Fund pays the floating rate and receives the fixed rate.
(3)	Fund pays the floating rate of 3 Month LIBOR and receives the floating rate of 1 Day USOIS plus 38.25 bps.
(4)	Fund pays the floating rate of 3 Month LIBOR and receives the floating rate of 1 Day USOIS plus 38.50 bps.
(5)	Fund pays the floating rate of 3 Month LIBOR and receives the floating rate of 1 Day USOIS plus 38.375 bps.

Cash of $330,000, U.S. Government Agency Obligations with a combined market value of $204,196 and a U.S Treasury Obligation with market value of $159,956 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate swap contracts at October 31, 2016.

Forward rate agreements outstanding at October 31, 2016:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC forward rate agreements
6,100	11/25/16	1.785%	10 Year CMT(2)^	$(3,629)	$—	$(3,629)	Citigroup Global Markets
6,000	11/21/16	1.765%	10 Year CMT(2)^	(4,678)	—	(4,678)	Citigroup Global Markets
6,100	11/25/16	2.800%	102 CMM(2)^	3,630	—	3,630	Citigroup Global Markets
6,000	11/21/16	2.790%	102 CMM(2)^	4,098	—	4,098	Citigroup Global Markets

				$(579)	$—	$(579)

(1)	Fund pays the fixed rate and receives the floating rate.
(2)	Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at October 31, 2016:

Counterparty	Termination Date	Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC total return swap agreements:
Deutsche Bank AG	12/08/16	200	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	$(13,835)	$—	$(13,835)
Deutsche Bank AG	12/08/16	200	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	(12,034)	—	(12,034)
Deutsche Bank AG	12/08/16	100	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	(4,898)	—	(4,898)
Deutsche Bank AG	12/08/16	100	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	(3,352)	—	(3,352)

				$(34,119)	$—	$(34,119)

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange ratesand other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$8,158,951	$2,498,600
Non-Residential Mortgage-Backed Securities	—	5,386,590	—
Residential Mortgage-Backed Securities	—	2,782,059	761,633
Commercial Mortgage-Backed Securities	—	14,895,791	—
Corporate Bonds	—	63,730,939	—
Foreign Government Bonds	—	2,529,350	—
Municipal Bonds	—	1,118,867	—
Residential Mortgage-Backed Securities	—	4,068,536	—
U.S. Government Agency Obligations	—	54,054,254	—
U.S. Treasury Obligations	—	22,192,516	—
Affiliated Mutual Fund	34,183,587	—	—
Other Financial Instruments*
Futures Contracts	(463,548)	—	—
OTC Credit Default Swap Agreements	—	(33,969)	—
Centrally Cleared Interest Rate Swap Agreements	—	(272,671)	—
OTC Forward Rate Agreements	—	—	(579)
OTC Total Return Swap Agreements	—	(34,119)	—

Total	$33,720,039	$178,577,094	$3,259,654

During the period, there were no transfers between Level 1 and Level 2 to report.

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities Collateralized Loan Obligations	Asset-Backed Securities Residential Mortgage- Backed Securities	Forward Rate Agreements
Balance as of 07/31/2016	$—	$1,912,194	$—
Realized gain (loss)	—	709	—
Change in unrealized appreciation (depreciation)**	(875)	14,449	(579)
Purchases	2,499,475	—	—
Sales/Paydowns	—	(1,166,560)	—
Accrued discount/premium	—	841	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of 10/31/2016	$2,498,600	$761,633	$(579)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.
**	Of which, $(127) was relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of October 31, 2016	Valuation Methodology	Unobservable Input
Asset-Backed Securities Collateralized Loan Obligations	$1,749,125	Market Approach	Single Broker Indicative Quote
Asset-Backed Securities Collateralized Loan Obligations	749,475	Pricing at Cost	Unadjusted Purchase Price
Asset-Backed Securities Residential Mortgage-Backed Securities	761,633	Market Approach	Single Broker Indicative Quote
Forward Rate Agreements	(579)	Model Pricing	Forward Rate Volatility

	$3,259,654

The following is a summary of the fair value of the derivative instruments utilized by the Fund as of October 31, 2016 categorized by risk exposure:

Derivative Fair Value at 10/31/16
Credit contracts	$(33,969)
Interest rate contracts	(770,917)

Total	$(804,886)

Prudential Corporate Bond Fund

Schedule of Investments

as of October 31, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 98.1%
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.9%
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A3	3.050%		04/10/49	250	$255,967
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class A3	3.058%		05/15/49	200	204,837

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $454,374)					460,804

CORPORATE BONDS — 95.5%
Agriculture — 1.3%
BAT International Finance PLC (United Kingdom), Gtd. Notes, 144A	3.250%		06/07/22	305	318,953

Airlines — 0.8%
American Airlines 2016-2 Class AA Pass-Through Trust, Pass-Through Certificates	3.200%		12/15/29	90	91,575
Southwest Airlines Co., Sr. Unsec’d. Notes	2.650%		11/05/20	100	102,276

					193,851

Auto Manufacturers — 4.4%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.336%		03/18/21	535	550,114
General Motors Financial Co., Inc., Gtd. Notes	2.400%		04/10/18	200	201,099
General Motors Financial Co., Inc., Gtd. Notes	2.400%		05/09/19	100	100,093
General Motors Financial Co., Inc., Gtd. Notes	3.200%		07/06/21	75	75,714
General Motors Financial Co., Inc., Gtd. Notes	4.000%		01/15/25	150	150,658

					1,077,678

Auto Parts & Equipment — 0.4%
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.500%		04/29/22	100	105,875

Banks — 16.4%
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.875%		08/01/25	250	263,118
Bank of America Corp., Series L, Sr. Unsec’d. Notes	2.600%		01/15/19	250	254,152
Bank of America Corp., Series V, Jr. Sub. Notes	5.125	%(a)	12/29/49	250	246,450
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.650%		03/16/25	200	196,366
Citigroup, Inc., Sr. Unsec’d. Notes	2.550%		04/08/19	550	559,933
Citigroup, Inc., Sr. Unsec’d. Notes	3.200%		10/21/26	150	149,649
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes, 144A	3.800%		06/09/23	265	267,572
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes, GMTN	3.375%		05/12/21	80	78,711
Goldman Sachs Group, Inc. (The), Sub. Notes	5.150%		05/22/45	300	324,128
Goldman Sachs Group, Inc. (The), Series L, Jr. Sub. Notes	5.700	%(a)	12/29/49	250	253,125
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.200%		06/15/26	390	394,515
JPMorgan Chase & Co., Series 1, Jr. Sub. Notes	7.900	%(a)	12/29/49	200	206,150
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.875%		01/27/26	300	316,313
Morgan Stanley, Series H, Jr. Sub. Notes	5.450	%(a)	07/29/49	250	250,650
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.875%		09/12/23	200	195,812
UBS Group Funding Jersey Ltd. (Switzerland), Gtd. Notes, 144A	4.125%		04/15/26	90	93,972

					4,050,616

Biotechnology — 1.0%
Biogen, Inc., Sr. Unsec’d. Notes	4.050%	09/15/25	215	229,108
Gilead Sciences, Inc., Sr. Unsec’d. Notes	2.500%	09/01/23	30	29,817

				258,925

Chemicals — 2.6%
Celanese US Holdings LLC, Gtd. Notes	4.625%	11/15/22	50	54,385
CF Industries, Inc., Gtd. Notes	5.150%	03/15/34	100	89,807
Eastman Chemical Co., Sr. Unsec’d. Notes	3.600%	08/15/22	100	105,211
LyondellBasell Industries NV, Sr. Unsec’d. Notes	4.625%	02/26/55	150	142,128
Mosaic Co. (The), Sr. Unsec’d. Notes	5.625%	11/15/43	50	50,336
Solvay Finance America LLC (Belgium), Gtd. Notes, 144A	3.400%	12/03/20	200	208,193

				650,060

Commercial Services — 0.3%
Equifax, Inc., Sr. Unsec’d. Notes	2.300%	06/01/21	25	25,099
Total System Services, Inc., Sr. Unsec’d. Notes	4.800%	04/01/26	35	38,870

				63,969

Computers — 3.7%
Apple, Inc., Sr. Unsec’d. Notes	4.650%	02/23/46	100	110,214
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	3.480%	06/01/19	160	164,160
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	4.420%	06/15/21	55	57,514
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A(a)	2.700%	10/05/17	255	258,229
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A(a)	3.100%	10/05/18	105	107,355
Seagate HDD Cayman, Gtd. Notes	3.750%	11/15/18	200	205,630

				903,102

Diversified Financial Services — 0.6%
Discover Financial Services, Sr. Unsec’d. Notes	3.750%	03/04/25	100	100,778
Synchrony Financial, Sr. Unsec’d. Notes	3.700%	08/04/26	55	54,181

				154,959

Electric — 11.0%
Commonwealth Edison Co., First Mortgage	4.700%	01/15/44	100	116,529
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes	6.650%	04/01/19	200	223,629
Consolidated Edison, Inc., Sr. Unsec’d. Notes	2.000%	05/15/21	190	190,343
Dominion Resources, Inc., Sr. Unsec’d. Notes	1.900%	06/15/18	200	200,792
Duke Energy Progress LLC, First Mortgage	4.150%	12/01/44	200	213,612
Emera US Finance LP (Canada), Gtd. Notes, 144A	3.550%	06/15/26	40	40,856
Entergy Corp., Sr. Unsec’d. Notes	2.950%	09/01/26	100	98,907
Entergy Mississippi, Inc., First Mortgage	2.850%	06/01/28	40	39,934
PacifiCorp, First Mortgage	3.350%	07/01/25	270	285,969
PPL Capital Funding, Inc., Gtd. Notes	4.700%	06/01/43	100	105,599
PSEG Power LLC, Gtd. Notes	3.000%	06/15/21	60	61,383
Puget Energy, Inc., Sr. Sec’d. Notes	3.650%	05/15/25	400	410,503
RGS AEGCO Funding Corp., Series F, Sec’d. Notes	9.820%	12/07/22	49	49,534
Sierra Pacific Power Co., General Ref. Mortgage	2.600%	05/01/26	70	69,998
WEC Energy Group, Inc., Sr. Unsec’d. Notes	1.650%	06/15/18	500	502,031
Westar Energy, Inc., First Mortgage	5.100%	07/15/20	100	111,284

				2,720,903

Electronics — 0.1%
Fortive Corp., Gtd. Notes, 144A	3.150%	06/15/26	20	20,237

Foods — 0.6%
Kraft Heinz Foods Co., Gtd. Notes	4.375%	06/01/46	55	55,780
Kraft Heinz Foods Co., Gtd. Notes	5.000%	07/15/35	50	56,174
Kroger Co. (The), Sr. Unsec’d. Notes	2.650%	10/15/26	35	33,950

				145,904

Forest Products & Paper — 1.1%
International Paper Co., Sr. Unsec’d. Notes	5.000%	09/15/35	250	271,752

Health Care - Services — 6.5%
Aetna, Inc., Sr. Unsec’d. Notes	4.375%	06/15/46	50	50,704
Anthem, Inc., Sr. Unsec’d. Notes	4.625%	05/15/42	200	208,826
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.600%	02/01/25	500	517,134
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	3.500%	03/30/25	500	516,357
Tenet Healthcare Corp., Sr. Sec’d. Notes	6.250%	11/01/18	300	317,250

				1,610,271

Healthcare-Products — 0.4%
Baxter International, Inc., Sr. Unsec’d. Notes	3.500%	08/15/46	110	99,306

Housewares — 0.5%
Newell Brands, Inc., Sr. Unsec’d. Notes	4.000%	12/01/24	100	105,479
Newell Brands, Inc., Sr. Unsec’d. Notes	4.200%	04/01/26	20	21,610

				127,089

Insurance — 5.6%
American International Group, Inc., Sr. Unsec’d. Notes	4.375%	01/15/55	150	140,580
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes	3.125%	03/15/26	125	129,726
Liberty Mutual Group, Inc., Gtd. Notes, 144A	5.000%	06/01/21	500	557,799
Markel Corp., Sr. Unsec’d. Notes	5.350%	06/01/21	500	557,267

				1,385,372

Media — 5.4%
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes, 144A	6.384%	10/23/35	180	207,492
Comcast Corp., Gtd. Notes	3.150%	03/01/26	90	93,292
Comcast Corp., Gtd. Notes	3.375%	08/15/25	325	340,887
Scripps Networks Interactive, Inc., Sr. Unsec’d. Notes	3.500%	06/15/22	100	103,630
Scripps Networks Interactive, Inc., Sr. Unsec’d. Notes	3.950%	06/15/25	153	159,234
Time Warner, Inc., Gtd. Notes	3.875%	01/15/26	200	211,996
Viacom, Inc., Sr. Unsec’d. Notes	4.875%	06/15/43	50	49,381
Viacom, Inc., Sr. Unsec’d. Notes	5.250%	04/01/44	150	158,343

				1,324,255

Mining — 3.0%
Barrick North America Finance LLC (Canada), Gtd. Notes	5.700%	05/30/41	50	57,189
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	5.000%	09/30/43	50	56,939
Rio Tinto Finance USA Ltd. (United Kingdom), Gtd. Notes	3.750%	06/15/25	250	266,261
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	5.875%	04/23/45	250	249,763
Yamana Gold, Inc. (Canada), Gtd. Notes	4.950%	07/15/24	100	102,700

				732,852

Miscellaneous Manufacturing — 1.0%
Pentair Finance SA (United Kingdom), Gtd. Notes	3.150%	09/15/22	100	99,324
Pentair Finance SA (United Kingdom), Gtd. Notes	4.650%	09/15/25	105	110,055
Textron, Inc., Sr. Unsec’d. Notes	4.000%	03/15/26	45	46,795

				256,174

Office/Business Equipment — 1.4%
Xerox Corp., Sr. Unsec’d. Notes	2.800%	05/15/20	350	349,299

Oil & Gas — 6.2%
Apache Corp., Sr. Unsec’d. Notes	3.250%	04/15/22	250	256,385
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes	6.500%	02/15/37	100	114,266
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	5.700%	10/15/19	400	432,237
ConocoPhillips Co., Gtd. Notes	4.200%	03/15/21	50	54,278
Devon Energy Corp., Sr. Unsec’d. Notes	5.000%	06/15/45	20	19,356
Devon Energy Corp., Sr. Unsec’d. Notes	5.850%	12/15/25	90	103,164
Exxon Mobil Corp., Sr. Unsec’d. Notes	3.043%	03/01/26	250	258,505
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	3.950%	04/15/22	90	95,767
Noble Energy, Inc., Sr. Unsec’d. Notes	5.050%	11/15/44	100	100,905
Shell International Finance BV (Netherlands), Gtd. Notes	4.375%	05/11/45	85	88,609

				1,523,472

Pharmaceuticals — 5.7%
Abbvie, Inc., Sr. Unsec’d. Notes	1.800%	05/14/18	275	275,865
Actavis Funding SCS, Gtd. Notes	3.800%	03/15/25	500	518,907
Baxalta, Inc., Gtd. Notes	2.000%	06/22/18	45	45,220
Mead Johnson Nutrition Co., Sr. Unsec’d. Notes	3.000%	11/15/20	100	103,375
Mylan NV, Gtd. Notes, 144A	3.000%	12/15/18	200	204,260
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	2.400%	09/23/21	180	178,604
Teva Pharmaceutical Finance Netherlands III BV (Israel), Gtd. Notes	3.150%	10/01/26	30	29,176
Teva Pharmaceutical Finance Netherlands III BV (Israel), Gtd. Notes	4.100%	10/01/46	60	55,699

				1,411,106

Pipelines — 3.9%
Enterprise Products Operating LLC, Gtd. Notes	4.850%	03/15/44	100	101,148
Enterprise Products Operating LLC, Gtd. Notes	4.900%	05/15/46	150	154,340
Phillips 66 Partners LP, Sr. Unsec’d. Notes	3.605%	02/15/25	500	504,255
Williams Partners LP, Sr. Unsec’d. Notes	4.300%	03/04/24	200	205,348

				965,091

Real Estate Investment Trusts (REITs) — 1.5%
Crown Castle International Corp., Sr. Unsec’d. Notes	4.875%	04/15/22	15	16,549
Digital Realty Trust LP, Gtd. Notes	3.400%	10/01/20	50	51,858
Kimco Realty Corp., Sr. Unsec’d. Notes	3.400%	11/01/22	75	78,420
Realty Income Corp., Sr. Unsec’d. Notes	4.125%	10/15/26	200	215,821

				362,648

Retail — 2.3%
CVS Health Corp., Sr. Unsec’d. Notes	5.125%	07/20/45	200	233,318
Home Depot, Inc. (The), Sr. Unsec’d. Notes	3.500%	09/15/56	25	23,227
Home Depot, Inc. (The), Sr. Unsec’d. Notes	4.250%	04/01/46	100	109,757
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	2.500%	04/15/26	80	79,066
Mcdonald’s Corp., Sr. Unsec’d. Notes, MTN	3.700%	01/30/26	115	121,712

				567,080

Software — 3.5%
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	2.250%	08/15/21	125	124,978
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	2.850%	10/15/18	75	76,708
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	3.000%	08/15/26	195	190,592
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	3.625%	10/15/20	150	158,217
Microsoft Corp., Sr. Unsec’d. Notes	3.950%	08/08/56	140	136,660
Oracle Corp., Sr. Unsec’d. Notes	2.400%	09/15/23	75	74,811
Oracle Corp., Sr. Unsec’d. Notes	4.375%	05/15/55	100	102,518

				864,484

Telecommunications — 3.1%
AT&T, Inc., Sr. Unsec’d. Notes	5.150%	03/15/42	230	237,380
Cisco Systems, Inc., Sr. Unsec’d. Notes	2.200%	02/28/21	165	167,816
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.522%	09/15/48	375	372,912

				778,108

Transportation — 1.2%
CSX Corp., Sr. Unsec’d. Notes	5.600%	05/01/17	200	204,863
FedEx Corp., Gtd. Notes	4.500%	02/01/65	100	98,905

				303,768

TOTAL CORPORATE BONDS (cost $23,009,906)				23,597,159

U.S. TREASURY OBLIGATION — 0.7%
U.S. Treasury Notes (cost $185,613)	1.500%	08/15/26	190	184,329

TOTAL LONG-TERM INVESTMENTS (cost $23,649,893)				24,242,292

SHORT-TERM INVESTMENT — 0.5%

			Shares
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $117,410)(b)			117,410	117,410

TOTAL INVESTMENTS — 98.6% (cost $23,767,303)(c)				24,359,702
Other assets in excess of liabilities(d) — 1.4%				342,531

NET ASSETS — 100.0%				$24,702,233

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings:

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2016.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.

(c)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$23,821,004

Appreciation	602,985
Depreciation	(64,287)

Net Unrealized Appreciation	$538,698

The book basis may differ from tax basis due to certain tax-related adjustments.

(d)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at October 31, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at October 31, 2016	Unrealized Appreciation (Depreciation)
	Long Positions:
4	2 Year U.S. Treasury Notes	Dec. 2016	$873,172	$872,562	$(610)
18	20 Year U.S. Treasury Bonds	Dec. 2016	3,075,422	2,928,938	(146,484)

					(147,094)

	Short Positions:
1	5 Year U.S. Treasury Notes	Dec. 2016	121,047	120,797	250
21	10 Year U.S. Treasury Notes	Dec. 2016	2,747,523	2,722,125	25,398
9	30 Year U.S. Ultra Treasury Bonds	Dec. 2016	1,686,165	1,583,438	102,727

					128,375

					$(18,719)

Cash of $200,000 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at October 31, 2016.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Commercial Mortgage-Backed Securities	$—	$460,804	$—
Corporate Bonds	—	23,597,159	—
U.S. Treasury Obligation	—	184,329	—
Affiliated Mutual Fund	117,410	—	—
Other Financial Instruments*
Futures Contracts	(18,719)	—	—

Total	$98,691	$24,242,292	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1 and Level 2 to report.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of October 31, 2016 categorized by risk exposure:

Derivative Fair Value at 10/31/16
Interest rate contracts	(18,719)

Prudential QMA Small-Cap Value Fund

Schedule of Investments

as of October 31, 2016 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.6%
COMMON STOCKS — 98.8%
Aerospace & Defense — 0.3%
Engility Holdings, Inc.*	70,600	$2,028,338
KLX, Inc.*	10,800	371,736
Moog, Inc. (Class A Stock)*	18,700	1,085,909
Triumph Group, Inc.	10,800	255,960
Wesco Aircraft Holdings, Inc.*	24,300	312,255

		4,054,198

Air Freight & Logistics — 1.0%
Air Transport Services Group, Inc.*	58,968	780,146
Atlas Air Worldwide Holdings, Inc.*	307,128	12,853,307

		13,633,453

Airlines — 2.0%
Allegiant Travel Co.	11,600	1,599,640
Hawaiian Holdings, Inc.*	139,200	6,267,480
SkyWest, Inc.	534,968	16,129,285
Spirit Airlines, Inc.*	72,100	3,455,753

		27,452,158

Auto Components — 2.8%
American Axle & Manufacturing Holdings, Inc.*	138,900	2,489,088
Cooper Tire & Rubber Co.	215,808	7,930,944
Cooper-Standard Holding, Inc.*	60,100	5,485,327
Dana Inc.	513,600	7,950,528
Modine Manufacturing Co.*	192,060	2,103,057
Stoneridge, Inc.*	53,600	794,352
Strattec Security Corp.	21,428	760,694
Tenneco, Inc.*	93,700	5,160,059
Tower International, Inc.	247,089	5,361,831

		38,035,880

Banks — 19.6%
1st Source Corp.	115,958	4,007,508
Arrow Financial Corp.	29,219	923,320
Banc of California, Inc.(a)	130,600	1,736,980
BancFirst Corp.	39,148	2,806,912
Banco Latinoamericano de Comercio Exterior SA (Panama)	243,011	6,554,007
BancorpSouth, Inc.	51,900	1,219,650
Bank of Marin Bancorp	45,462	2,307,197
Bank of the Ozarks, Inc.	40,300	1,489,488
Berkshire Hills Bancorp, Inc.	271,604	8,025,898
Boston Private Financial Holdings, Inc.	287,396	3,779,257
Brookline Bancorp, Inc.	39,700	508,160
Camden National Corp.	45,326	1,496,665
Cathay General Bancorp(a)	151,800	4,546,410
Century Bancorp, Inc. (Class A Stock)	4,400	199,540
Chemical Financial Corp.	24,658	1,059,061
Citizens & Northern Corp.(a)	32,116	671,867
CNB Financial Corp.	28,199	551,290
Community Trust Bancorp, Inc.	68,766	2,513,397
Customers Bancorp, Inc.*	293,030	7,932,322
Enterprise Bancorp, Inc.(a)	3,500	91,350
Enterprise Financial Services Corp.	119,280	3,948,168
Fidelity Southern Corp.	271,793	4,954,786
Financial Institutions, Inc.	82,428	2,213,192
First Bancorp	81,711	1,615,426
First Business Financial Services, Inc.	9,700	182,845

First Citizens BancShares, Inc. (Class A Stock)	8,900	2,589,900
First Community Bancshares, Inc.	73,034	1,654,220
First Financial Bancorp	296,651	6,377,996
First Financial Corp.	88,659	3,555,226
First Interstate BancSystem, Inc. (Class A Stock)(a)	350,616	11,184,650
First Merchants Corp.	254,107	7,153,112
First Midwest Bancorp, Inc.	44,400	857,364
First NBC Bank Holding Co.*	119,897	647,444
First of Long Island Corp. (The)	4,282	136,810
Fulton Financial Corp.	620,800	9,249,920
German American Bancorp, Inc.	10,573	411,607
Great Southern Bancorp, Inc.	66,663	2,756,515
Great Western Bancorp, Inc.	300,600	9,691,344
Hanmi Financial Corp.	206,578	5,164,450
Heartland Financial USA, Inc.	156,050	5,844,072
Heritage Financial Corp.	32,900	605,360
Hilltop Holdings, Inc.*	212,403	5,246,354
Hope Bancorp, Inc.	974,616	15,730,302
Horizon Bancorp	69,136	2,004,944
Huntington Bancshares, Inc.	547,457	5,803,044
IBERIABANK Corp.	162,800	10,687,820
International Bancshares Corp.	337,582	10,414,405
Lakeland Bancorp, Inc.	129,627	1,834,222
MainSource Financial Group, Inc.	126,273	3,151,774
MidWestOne Financial Group, Inc.	20,462	595,035
Old National Bancorp	878,143	12,908,702
Opus Bank	8,200	164,410
Peapack Gladstone Financial Corp.	63,379	1,340,466
Preferred Bank	81,505	3,090,670
Prosperity Bancshares, Inc.	238,158	13,210,624
Renasant Corp.	6,800	229,432
S&T Bancorp, Inc.	81,663	2,563,402
Sandy Spring Bancorp, Inc.	37,608	1,192,174
Sierra Bancorp	38,058	679,716
Simmons First National Corp. (Class A Stock)	28,700	1,416,345
Stock Yards Bancorp, Inc.	68,417	2,333,020
Tompkins Financial Corp.(a)	25,843	2,048,833
TriCo Bancshares	63,750	1,677,900
Trustmark Corp.	291,535	8,069,689
Umpqua Holdings Corp.	755,300	11,540,984
Union Bankshares Corp.	87,801	2,452,282
United Community Banks, Inc.	169,700	3,660,429
Univest Corp. of Pennsylvania	99,588	2,365,215
WesBanco, Inc.	128,148	4,217,351
West Bancorp., Inc.	41,359	798,229

		264,642,459

Biotechnology — 0.3%
PDL BioPharma, Inc.*(a)	435,900	1,403,598
United Therapeutics Corp.*	16,400	1,969,148

		3,372,746

Building Products — 0.3%
Continental Building Products, Inc.*	13,400	274,030
USG Corp.*	158,700	3,996,066

		4,270,096

Capital Markets — 2.1%
Arlington Asset Investment Corp. (Class A Stock)	129,496	1,849,203
Calamos Asset Management, Inc. (Class A Stock)	103,249	666,989
INTL FCStone, Inc.*	20,300	728,770
Investment Technology Group, Inc.	106,711	1,633,745
KCG Holdings, Inc. (Class A Stock)*	220,500	2,813,580

Piper Jaffray Cos.*	176,883	10,002,734
Stifel Financial Corp.*	275,600	10,786,984

		28,482,005

Chemicals — 2.4%
A. Schulman, Inc.	6,700	192,625
Cabot Corp.	98,300	5,125,362
FutureFuel Corp.	28,400	311,264
Innospec, Inc.	70,740	4,262,085
Koppers Holdings, Inc.*	10,000	327,500
Minerals Technologies, Inc.	11,300	759,360
Stepan Co.	164,119	11,657,373
Trinseo SA(a)	181,400	9,514,430

		32,149,999

Commercial Services & Supplies — 1.9%
ACCO Brands Corp.*	597,441	6,631,595
Ennis, Inc.	414,656	6,074,710
Herman Miller, Inc.	10,700	297,460
Knoll, Inc.	51,500	1,114,460
McGrath RentCorp	18,400	553,840
Quad/Graphics, Inc.	180,271	4,283,239
VSE Corp.	48,800	1,407,392
West Corp.	278,337	5,488,806

		25,851,502

Communications Equipment — 0.7%
Bel Fuse, Inc. (Class B Stock)	27,109	646,550
Black Box Corp.	24,500	281,750
Brocade Communications Systems, Inc.	662,979	7,027,577
EchoStar Corp. (Class A Stock)*	39,600	1,850,904

		9,806,781

Construction & Engineering — 1.7%
AECOM*	125,700	3,500,745
Aegion Corp.*	564,793	10,454,319
Argan, Inc.	40,600	2,308,110
Chicago Bridge & Iron Co. NV	129,200	4,136,984
KBR, Inc.	18,400	272,504
MYR Group, Inc.*	66,785	1,992,864

		22,665,526

Consumer Finance — 1.3%
Encore Capital Group, Inc.*(a)	279,691	5,551,866
Enova International, Inc.*	279,105	2,623,587
Nelnet, Inc. (Class A Stock)	200,153	7,841,995
PRA Group, Inc.*(a)	3,800	121,220
World Acceptance Corp.*(a)	23,900	1,135,728

		17,274,396

Containers & Packaging — 0.4%
Graphic Packaging Holding Co.	163,200	2,040,000
Owens-Illinois, Inc.*	179,700	3,468,210

		5,508,210

Diversified Consumer Services — 1.2%
DeVry Education Group, Inc.(a)	366,000	8,308,200
Grand Canyon Education, Inc.*	70,300	3,067,892
K12, Inc.*	426,630	4,624,669

		16,000,761

Diversified Financial Services — 0.1%
Marlin Business Services Corp.	41,400	724,500

Diversified Telecommunication Services — 0.7%
Iridium Communications, Inc.*(a)	1,112,198	9,064,414

Electrical Equipment — 0.4%
Regal-Beloit Corp.	85,200	5,035,320

Electronic Equipment, Instruments & Components — 3.3%
Benchmark Electronics, Inc.*	368,046	9,256,357
Jabil Circuit, Inc.	313,700	6,694,358
Sanmina Corp.*	583,574	16,135,821
TTM Technologies, Inc.*(a)	422,000	5,549,300
Vishay Intertechnology, Inc.(a)	504,300	7,110,630

		44,746,466

Energy Equipment & Services — 1.1%
Atwood Oceanics, Inc.(a)	828,200	6,319,166
Bristow Group, Inc.(a)	32,473	325,055
Ensco PLC (Class A Stock)	84,400	660,008
Forum Energy Technologies, Inc.*(a)	51,395	925,110
Helix Energy Solutions Group, Inc.*	226,450	1,974,644
McDermott International, Inc.*(a)	386,800	1,988,152
Noble Corp. PLC (United Kingdom)(a)	112,900	557,726
PHI, Inc.*	53,515	833,763
Rowan Cos. PLC (Class A Stock)(a)	73,600	976,672

		14,560,296

Equity Real Estate Investment Trusts (REITs) — 6.8%
Ashford Hospitality Prime, Inc.	83,779	1,085,776
Ashford Hospitality Trust, Inc.	1,640,420	9,530,840
Chatham Lodging Trust	42,800	757,560
CorEnergy Infrastructure Trust, Inc.(a)	96,215	2,605,502
FelCor Lodging Trust, Inc.	73,100	467,109
First Potomac Realty Trust	137,385	1,225,474
Franklin Street Properties Corp.	806,303	9,328,926
Government Properties Income Trust(a)	195,100	3,734,214
Hersha Hospitality Trust	184,900	3,294,918
Hospitality Properties Trust	150,100	4,106,736
InfraREIT, Inc.	93,200	1,548,984
iStar, Inc.*(a)	95,900	1,067,367
LaSalle Hotel Properties	375,300	8,913,375
Lexington Realty Trust	1,305,277	13,235,509
RAIT Financial Trust	336,319	1,025,773
RLJ Lodging Trust	527,200	10,396,384
Ryman Hospitality Properties, Inc.	5,800	292,436
Select Income REIT	549,828	13,602,745
Washington Prime Group, Inc.	469,600	4,926,104

		91,145,732

Food & Staples Retailing — 1.7%
Ingles Markets, Inc. (Class A Stock)	192,505	7,603,948
SpartanNash Co.	406,890	11,392,920
United Natural Foods, Inc.*	93,800	3,915,212

		22,912,080

Food Products — 1.7%
Darling Ingredients, Inc.*	444,300	6,042,480
Fresh Del Monte Produce, Inc.	197,561	11,922,806
Sanderson Farms, Inc.(a)	61,400	5,524,772

		23,490,058

Health Care Providers & Services — 2.7%
Brookdale Senior Living, Inc.*	438,700	6,330,441
Community Health Systems, Inc.*(a)	36,400	192,192
HealthSouth Corp.	102,700	4,123,405
Kindred Healthcare, Inc.	505,500	4,979,175
LifePoint Health, Inc.*	95,300	5,703,705
Select Medical Holdings Corp.*	755,585	9,822,605
Triple-S Management Corp. (Puerto Rico) (Class B Stock)*	223,833	4,628,866

		35,780,389

Hotels, Restaurants & Leisure — 0.6%
BJ’s Restaurants, Inc.*	9,000	324,900
Bloomin’ Brands, Inc.	17,300	299,290
Brinker International, Inc.(a)	83,300	4,101,692
International Game Technology PLC	40,700	1,168,904
Marcus Corp. (The)	11,002	291,553
Speedway Motorsports, Inc.	84,590	1,591,138

		7,777,477

Household Durables — 0.8%
Beazer Homes USA, Inc.*(a)	302,900	3,098,667
CSS Industries, Inc.	20,145	505,640
Helen of Troy Ltd.*	35,300	2,876,950
KB Home(a)	218,300	3,174,082
La-Z-Boy, Inc.	27,100	634,140
Taylor Morrison Home Corp. (Class A Stock)*	51,000	870,060

		11,159,539

Independent Power & Renewable Electricity Producers — 0.4%
NRG Yield, Inc. (Class C Stock)(a)	300,600	4,629,240
TerraForm Power, Inc. (Class A Stock)*(a)	46,600	578,306

		5,207,546

Insurance — 7.5%
Ambac Financial Group, Inc.*	71,500	1,319,175
American Equity Investment Life Holding Co.	554,277	9,938,187
Argo Group International Holdings Ltd.	183,181	10,184,864
Aspen Insurance Holdings Ltd. (Bermuda)	71,011	3,426,281
CNO Financial Group, Inc.	645,800	9,738,664
EMC Insurance Group, Inc.	44,250	1,077,488
Employers Holdings, Inc.	261,998	8,213,637
Endurance Specialty Holdings Ltd.	62,446	5,741,910
FBL Financial Group, Inc. (Class A Stock)	78,768	4,986,014
First American Financial Corp.	168,274	6,572,782
Hanover Insurance Group, Inc. (The)	40,752	3,104,895
HCI Group, Inc.(a)	45,063	1,221,658
Heritage Insurance Holdings, Inc.	50,300	593,037
Independence Holding Co.	6,600	115,830
Maiden Holdings Ltd.	180,905	2,469,353
MBIA, Inc.*	128,800	991,760
National General Holdings Corp.	34,900	717,195
National Western Life Group, Inc. (Class A Stock)*	7,300	1,572,420
Navigators Group, Inc. (The)	57,162	5,327,498
Selective Insurance Group, Inc.	320,967	11,859,731
State Auto Financial Corp.	88,859	2,034,871
United Fire Group, Inc.	162,825	6,434,844
United Insurance Holdings Corp.	219,480	3,182,460
Validus Holdings Ltd.	8,500	434,350

		101,258,904

Internet & Direct Marketing Retail
HSN, Inc.	9,700	365,690

Internet Software & Services
Monster Worldwide, Inc.*	110,900	378,169

IT Services — 0.5%
Convergys Corp.	85,631	2,500,425
EVERTEC, Inc. (Puerto Rico)	48,900	740,835
NeuStar, Inc. (Class A Stock)*(a)	82,700	1,856,615
Teradata Corp.*	79,800	2,151,408

		7,249,283

Leisure Products — 0.7%
Smith & Wesson Holding Corp.*(a)	377,300	9,972,039

Machinery — 2.2%
American Railcar Industries, Inc.(a)	9,000	331,020
Columbus McKinnon Corp.	38,100	742,569
Douglas Dynamics, Inc.	226,201	7,261,052
Federal Signal Corp.	139,464	1,712,618
Global Brass & Copper Holdings, Inc.	195,576	5,613,031
Greenbrier Cos., Inc. (The)(a)	225,800	7,112,700
Meritor, Inc.*	55,094	566,367
NN, Inc.	11,200	197,680
Terex Corp.	91,400	2,182,632
TriMas Corp.*	16,200	290,790
Wabash National Corp.*(a)	293,897	3,306,341

		29,316,800

Marine — 0.3%
Kirby Corp.*(a)	23,900	1,408,905
Matson, Inc.(a)	58,300	2,328,502

		3,737,407

Media — 1.3%
Entercom Communications Corp. (Class A Stock)	106,082	1,400,282
Gannett Co., Inc.	96,000	745,920
Saga Communications, Inc. (Class A Stock)	7,110	298,620
TEGNA, Inc.	347,500	6,817,950
Time, Inc.	668,700	8,693,100

		17,955,872

Metals & Mining — 1.0%
Handy & Harman Ltd.*	46,093	882,681
Reliance Steel & Aluminum Co.	27,900	1,918,962
Ryerson Holding Corp.*	32,100	329,025
Worthington Industries, Inc.	207,915	9,772,005

		12,902,673

Mortgage Real Estate Investment Trusts (REITs) — 4.6%
AG Mortgage Investment Trust, Inc.	302,781	4,702,189
Apollo Commercial Real Estate Finance, Inc.(a)	358,883	6,072,300
ARMOUR Residential REIT, Inc.(a)	161,500	3,661,205
Capstead Mortgage Corp.	537,992	5,116,304
Colony Capital, Inc. (Class A Stock)	228,500	4,343,785
CYS Investments, Inc.	692,809	5,972,014
Dynex Capital, Inc.	566,006	3,888,461
Invesco Mortgage Capital, Inc.	440,226	6,572,574
Ladder Capital Corp.	31,100	394,348
MTGE Investment Corp.	303,737	5,178,716
New Residential Investment Corp.	661,178	9,230,045

New York Mortgage Trust, Inc.(a)	82,000	484,620
Pennymac Mortgage Investment Trust	103,543	1,575,924
Redwood Trust, Inc.	269,700	3,791,982
Western Asset Mortgage Capital Corp.	100,800	1,021,104

		62,005,571

Multiline Retail — 0.4%
Big Lots, Inc.(a)	84,700	3,675,980
Dillard’s, Inc. (Class A Stock)(a)	37,800	2,317,140

		5,993,120

Oil, Gas & Consumable Fuels — 2.5%
Adams Resources & Energy, Inc.	22,878	835,962
Ardmore Shipping Corp. (Ireland)	71,600	418,860
Delek US Holdings, Inc.	97,633	1,649,998
DHT Holdings, Inc.(a)	929,700	3,783,879
Dorian LPG Ltd.*(a)	137,500	774,125
Oasis Petroleum, Inc.*	639,000	6,703,110
Scorpio Tankers, Inc. (Monaco)(a)	1,112,900	4,262,407
Ship Finance International Ltd. (Norway)(a)	427,869	5,412,543
Teekay Corp. (Bermuda)(a)	206,400	1,347,792
Teekay Tankers Ltd. (Bermuda) (Class A Stock)(a)	374,100	796,833
Western Refining, Inc.(a)	279,200	8,054,920
World Fuel Services Corp.	4,600	185,150

		34,225,579

Paper & Forest Products — 2.0%
Boise Cascade Co.*	9,600	184,800
Clearwater Paper Corp.*	32,500	1,725,750
Domtar Corp.	190,200	6,837,690
KapStone Paper & Packaging Corp.	486,722	8,829,137
P.H. Glatfelter Co.	91,700	2,037,574
Schweitzer-Mauduit International, Inc.	199,043	7,346,677

		26,961,628

Professional Services — 1.5%
CRA International, Inc.*	46,391	1,444,616
ICF International, Inc.*	104,192	4,834,509
ManpowerGroup, Inc.	52,700	4,047,360
Navigant Consulting, Inc.*	277,748	6,499,303
RPX Corp.*	152,929	1,492,587
TrueBlue, Inc.*	97,700	1,709,750

		20,028,125

Real Estate Management & Development — 0.1%
Jones Lang LaSalle, Inc.	18,500	1,791,725

Road & Rail — 1.0%
ArcBest Corp.	201,132	4,002,527
Avis Budget Group, Inc.*	167,700	5,426,772
Roadrunner Transportation Systems, Inc.*	158,500	1,204,600
Ryder System, Inc.	19,900	1,380,861
Saia, Inc.*	28,200	1,005,330
Werner Enterprises, Inc.	10,400	250,120

		13,270,210

Semiconductors & Semiconductor Equipment — 1.1%
Amkor Technology, Inc.*	1,302,861	12,077,521
Photronics, Inc.*	329,300	3,194,210

		15,271,731

Specialty Retail — 3.4%
Aaron’s, Inc.	18,000	444,780
American Eagle Outfitters, Inc.(a)	269,600	4,593,984
Asbury Automotive Group, Inc.*	1,900	96,805
Ascena Retail Group, Inc.*(a)	1,067,500	5,220,075
AutoNation, Inc.*	89,000	3,904,430
Cato Corp. (The) (Class A Stock)	25,722	763,172
Children’s Place, Inc. (The)	51,400	3,903,830
DSW, Inc. (Class A Stock)	77,000	1,599,290
Express, Inc.*	232,000	2,788,640
Finish Line, Inc. (The) (Class A Stock)	244,100	4,806,329
GameStop Corp. (Class A Stock)(a)	153,100	3,682,055
Genesco, Inc.*(a)	58,800	3,163,440
Group 1 Automotive, Inc.	29,900	1,802,073
Michaels Cos., Inc. (The)*	47,800	1,111,350
Party City Holdco, Inc.*	39,700	645,125
Penske Automotive Group, Inc.(a)	94,200	4,215,450
Rent-A-Center, Inc.(a)	85,300	860,677
Shoe Carnival, Inc.	18,058	458,131
Sonic Automotive, Inc. (Class A Stock)(a)	117,900	2,110,410
Vitamin Shoppe, Inc.*	13,100	328,155

		46,498,201

Technology Hardware, Storage & Peripherals — 0.6%
NCR Corp.*	234,900	8,233,245
Super Micro Computer, Inc.*	6,500	154,050

		8,387,295

Textiles, Apparel & Luxury Goods — 0.6%
Iconix Brand Group, Inc.*(a)	437,200	3,445,136
Movado Group, Inc.	93,900	2,070,495
Skechers U.S.A., Inc. (Class A Stock)*	37,400	786,522
Wolverine World Wide, Inc.	54,400	1,161,440

		7,463,593

Thrifts & Mortgage Finance — 6.2%
BOFI Holding, Inc.*(a)	26,400	491,832
Dime Community Bancshares, Inc.	364,183	5,899,765
Essent Group Ltd.*	153,800	4,066,472
Federal Agricultural Mortgage Corp. (Class C Stock)	64,562	2,636,066
First Defiance Financial Corp.	79,772	3,149,399
Flagstar Bancorp, Inc.*	77,600	2,128,568
HomeStreet, Inc.*	43,700	1,203,935
MGIC Investment Corp.*	1,472,500	12,015,600
OceanFirst Financial Corp.	21,455	443,689
Oritani Financial Corp.	202,482	3,168,843
PennyMac Financial Services, Inc. (Class A Stock)*	39,915	682,547
Provident Financial Services, Inc.	422,320	9,582,441
Radian Group, Inc.	887,766	12,064,740
TrustCo Bank Corp.	125,141	875,987
United Financial Bancorp, Inc.	64,800	953,208
Walker & Dunlop, Inc.*	241,121	5,803,782
Washington Federal, Inc.	597,004	16,268,359
WSFS Financial Corp.	67,478	2,365,104

		83,800,337

Tobacco — 0.4%
Universal Corp.(a)	108,600	5,886,120

Trading Companies & Distributors — 2.5%
Air Lease Corp.	211,100	6,387,886
Aircastle Ltd.	624,853	12,840,729

CAI International, Inc.*	266,906	2,031,155
GATX Corp.(a)	66,347	2,904,008
Rush Enterprises, Inc. (Class A Stock)*	113,200	2,971,500
Textainer Group Holdings Ltd.(a)	108,600	825,360
WESCO International, Inc.*	116,700	6,325,140

		34,285,778

Water Utilities — 0.1%
SJW Corp.	17,584	892,036

TOTAL COMMON STOCKS (cost $1,238,345,966)		1,334,701,873

EXCHANGE TRADED FUND — 0.8%
iShares Russell 2000 Value ETF(a) (cost $9,765,815)	98,239	9,969,294

TOTAL LONG-TERM INVESTMENTS (cost $1,248,111,781)		1,344,671,167

SHORT-TERM INVESTMENTS — 11.7%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(b)	6,188,567	6,188,567
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost of $152,290,701; includes $152,210,062 of cash collateral for securities on loan)(b)(c)	152,290,275	152,320,733

TOTAL SHORT-TERM INVESTMENTS (cost $158,479,268)		158,509,300

TOTAL INVESTMENTS — 111.3% (cost $1,406,591,049)(d)		1,503,180,467
Liabilities in excess of other assets — (11.3)%		(152,180,985)

NET ASSETS — 100.0%		$1,350,999,482

See the Glossary for abbreviations used in quarterly schedule of portfolio holdings:

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $148,435,874; cash collateral of $152,210,062 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund.
(c)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(d)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$1,415,584,176

Appreciation	163,762,574
Depreciation	(76,166,283)

Net Unrealized Appreciation	$87,596,291

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$4,054,198	$—	$—
Air Freight & Logistics	13,633,453	—	—
Airlines	27,452,158	—	—
Auto Components	38,035,880	—	—
Banks	264,642,459	—	—
Biotechnology	3,372,746	—	—
Building Products	4,270,096	—	—
Capital Markets	28,482,005	—	—
Chemicals	32,149,999	—	—
Commercial Services & Supplies	25,851,502	—	—
Communications Equipment	9,806,781	—	—
Construction & Engineering	22,665,526	—	—
Consumer Finance	17,274,396	—	—
Containers & Packaging	5,508,210	—	—
Diversified Consumer Services	16,000,761	—	—
Diversified Financial Services	724,500	—	—
Diversified Telecommunication Services	9,064,414	—	—
Electrical Equipment	5,035,320	—	—
Electronic Equipment, Instruments & Components	44,746,466	—	—
Energy Equipment & Services	14,560,296	—	—
Equity Real Estate Investment Trusts (REITs)	91,145,732	—	—
Food & Staples Retailing	22,912,080	—	—
Food Products	23,490,058	—	—
Health Care Providers & Services	35,780,389	—	—
Hotels, Restaurants & Leisure	7,777,477	—	—
Household Durables	11,159,539	—	—
Independent Power & Renewable Electricity Producers	5,207,546	—	—
Insurance	101,258,904	—	—
Internet & Direct Marketing Retail	365,690	—	—
Internet Software & Services	378,169	—	—
IT Services	7,249,283	—	—
Leisure Products	9,972,039	—	—
Machinery	29,316,800	—	—
Marine	3,737,407	—	—
Media	17,955,872	—	—
Metals & Mining	12,902,673	—	—
Mortgage Real Estate Investment Trusts (REITs)	62,005,571	—	—
Multiline Retail	5,993,120	—	—
Oil, Gas & Consumable Fuels	34,225,579	—	—
Paper & Forest Products	26,961,628	—	—
Professional Services	20,028,125	—	—
Real Estate Management & Development	1,791,725	—	—
Road & Rail	13,270,210	—	—
Semiconductors & Semiconductor Equipment	15,271,731	—	—
Specialty Retail	46,498,201	—	—
Technology Hardware, Storage & Peripherals	8,387,295	—	—
Textiles, Apparel & Luxury Goods	7,463,593	—	—
Thrifts & Mortgage Finance	83,800,337	—	—
Tobacco	5,886,120	—	—
Trading Companies & Distributors	34,285,778	—	—
Water Utilities	892,036	—	—
Exchange Traded Fund	9,969,294	—	—
Affiliated Mutual Funds	158,509,300	—	—

Total	$1,503,180,467	$—	$—

During the period, there were no transfers between Level 1 and Level 2 to report.

Glossary:

The following abbreviations are used in the preceding Portfolios’ descriptions:

Exchange

AEX	Amsterdam Stock Exchange
XLON	London Stock Exchange

Other

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
Aces	Alternative Credit Enhancements Securities
ADR	American Depositary Receipt
bps	Basis points
BABs	Build America Bonds
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMBX	Commercial Mortgage Backed Securities Index
CMM	Constant Maturity Mortgage
CMT	Constant Maturity Treasury
CVA	Certificate Van Aandelen (Bearer)
EMTN	Euro Medium Term Note
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
GMTN	Global Medium Term Note
L2	Level 2
L3	Level 3
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OTC	Over-the-counter
REIT	Real Estate Investment Trust
TBA	To Be Announced
TIPS	Treasury Inflation-Protected Securities
USOIS	United States Overnight Federal Funds Effective Rate

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Each Portfolio holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Portfolios to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each Portfolio’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the tables following each Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event there is no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset value as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced using the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Certain Portfolios invest their overnight sweep cash in the Prudential Core Ultra Short Bond Fund and their securities lending cash collateral in the Prudential Institutional Money Market Fund, each a portfolio of Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Each Portfolio may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is each Portfolio’s policy that its custodian or designated subcustodians, as the case may be, under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults or the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Other information regarding the Portfolios is available in the Portfolios’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Target Portfolio Trust

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date December 15, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date December 15, 2016

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date December 15, 2016

*	Print the name and title of each signing officer under his or her signature.